UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-02120

Security Income Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Security Income Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code:        301-296-5100

Date of fiscal year end:         September 30

Date of reporting period:         June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
PREFERRED STOCKS† - 0.3%
Aspen Insurance Holdings Ltd.
5.95% [1,2]	96,000	$2,448,000
Total Preferred Stocks
(Cost $2,400,000)		2,448,000
SHORT TERM INVESTMENTS†† - 11.5%
Dreyfus Treasury Prime Cash Management Fund	82,381,065	82,381,065
Total Short Term Investments
(Cost $82,381,065)		82,381,065

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 74.1%
Consumer Discretionary - 20.6%
Travelport Holdings Ltd.
6.25% due 06/21/19	$10,591,095	10,458,705
5.53% due 08/23/15	9,508,905	9,463,357
Guitar Center, Inc.
5.54% due 04/09/17	7,487,793	7,409,770
Caesars Entertainment Operating Company, Inc.
5.44% due 01/28/18	7,550,815	6,663,594
SIRVA Worldwide, Inc.
7.50% due 03/27/19	6,000,000	5,880,000
Blue Coat Systems, Inc.
4.50% due 02/15/18	4,559,375	4,528,964
5.75% due 05/31/19	1,240,625	1,232,350
TI Automotive Ltd.
5.50% due 03/28/19	5,000,000	5,046,900
California Pizza Kitchen, Inc.
5.25% due 03/29/18	4,987,500	4,975,031
6.50% due 03/29/18	12,500	12,469
CDW LLC
3.50% due 04/30/20	5,000,000	4,928,150
HD Supply, Inc.
4.50% due 10/12/17	4,476,206	4,464,076
Warner Music Group
due 07/07/20[3]	3,200,000	3,157,344
3.75% due 07/07/20	1,300,000	1,290,250
Landry's, Inc.
4.75% due 04/24/18	4,289,169	4,296,332
Party City Holdings, Inc.
4.25% due 07/27/19	4,029,128	3,994,719
Sutherland Global Services, Inc.
7.25% due 03/06/19	4,000,000	3,990,000
Digital Cinema
3.25% due 05/17/21	3,870,000	3,850,650
BJ's Wholesale Club, Inc.
4.25% due 09/26/19	3,737,508	3,717,662
Armored AutoGroup, Inc.
6.00% due 11/05/16	3,540,272	3,512,976
Ollies Bargain Outlet
5.25% due 09/28/19	3,390,993	3,365,560
Endurance International Group, Inc.
6.25% due 11/09/19	2,856,600	2,867,312
10.25% due 05/09/20	450,000	452,250
Fender Musical Instruments Corp.
5.75% due 04/03/19	3,200,000	3,200,000
ROC Finance LLC
5.00% due 03/27/19	3,025,000	3,019,948
Centaur LLC
5.25% due 02/20/19	3,000,000	2,985,001
Smart & Final Stores LLC
5.75% due 11/15/19	2,595,000	2,571,645
4.50% due 11/15/19	300,000	297,300
Hoyts Group Holdings LLC
4.00% due 05/22/20	2,850,000	2,842,875
Osmose Holdings, Inc.
6.75% due 11/26/18	2,646,255	2,638,528
Fleetpride Corp.
due 11/19/19[3]	1,000,000	970,000
5.25% due 11/19/19	997,500	967,575
9.25% due 05/15/20	650,000	615,875
Southern Graphics
5.00% due 10/17/19	1,995,000	1,996,257
Emerald Expositions
5.50% due 06/12/20	2,000,000	1,990,000
Edmentum, Inc.
6.00% due 05/17/18	1,968,828	1,968,828
IntraWest Holdings S.à r.l.
7.00% due 12/04/17	1,745,625	1,757,268
Rite Aid Corp.
due 06/11/21[3]	1,200,000	1,195,500
5.75% due 08/21/20	500,000	506,250
Transtar Industries, Inc.
5.50% due 10/09/18	995,000	998,731
9.75% due 10/09/19	500,000	511,250
GCA Services Group, Inc.
5.25% due 11/01/19	1,247,115	1,253,975
9.25% due 11/01/20	250,000	253,750
Bushnell, Inc.
5.75% due 08/24/15	1,213,973	1,211,702
6.00% due 08/24/15	280,303	280,303
RGIS Services LLC
5.50% due 10/18/17	1,238,741	1,235,619
4.53% due 10/18/16	66,601	66,227
Playpower, Inc.
7.50% due 06/30/15	1,396,447	1,256,803
Serta Simmons Holdings LLC
5.00% due 10/01/19	1,199,165	1,197,966
4.93% due 10/01/19	44,585	44,540
6.00% due 10/01/19	3,125	3,122
ARAMARK Corp.
4.00% due 09/09/19	1,220,000	1,215,425
Container Store
5.50% due 04/06/19	990,000	989,386
NAB Holdings LLC
7.00% due 04/24/18	946,500	950,049
Schaeffler AG
4.25% due 01/27/17	800,000	800,200

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 74.1% (continued)
Consumer Discretionary - 20.6% (continued)
Advantage Sales & Marketing, Inc.
8.25% due 06/17/18	$685,714	$686,283
Equinox Fitness
4.50% due 01/31/20	500,000	498,750
Jacobs Entertainment, Inc.
6.25% due 10/29/18	497,500	497,500
Sleepy'S LLC
5.75% due 03/30/19	495,000	496,238
Regent Seven Seas Cruises, Inc.
4.75% due 12/21/18	493,750	495,602
Fly Leasing Ltd.
4.50% due 08/08/18	481,250	482,001
Totes Isotoner Corp.
7.25% due 07/07/17	450,830	450,266
8.11% due 07/07/17	5,091	5,084
Yankee Candle Company, Inc.
5.25% due 04/02/19	451,293	450,900
Wolverine World Wide, Inc.
4.00% due 10/09/19	390,625	391,965
Compucom Systems, Inc.
4.25% due 05/07/20	330,000	324,225
David'S Bridal, Inc.
5.00% due 10/11/19	249,375	249,220
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	247,389	248,626
Boyd Gaming Corp.
6.00% due 12/17/15	159,375	159,574
Patheon, Inc.
7.25% due 12/14/18	144,000	144,720
CKX Entertainment, Inc.
9.00% due 06/21/17	145,875	131,288
Cannery Casino Resorts LLC
6.00% due 10/02/18	98,750	98,306
Total Consumer Discretionary		147,160,867
Industrials - 12.3%
Laureate Education, Inc.
5.25% due 06/15/18	7,177,328	7,119,048
American Petroleum Tankers
4.75% due 09/28/19	3,500,000	3,486,875
due 06/19/20[3]	2,700,000	2,679,750
US Shipping Corp.
9.00% due 04/30/18	5,800,000	5,790,313
US Air, Inc.
4.25% due 05/23/19	5,600,000	5,527,647
Berlin Packaging LLC
4.75% due 04/10/19	3,600,000	3,599,999
8.75% due 04/10/20	1,900,000	1,909,500
NaNa Development Corp.
8.00% due 03/15/18	5,100,000	5,112,749
SRA International, Inc.
6.50% due 07/20/18	5,055,529	5,015,490
Powerteam Services LLC
4.31% due 05/06/20	2,493,658	2,462,487
8.25% due 11/06/20	1,670,000	1,640,775
4.25% due 05/06/20	333,009	328,846
Doncasters Group Ltd.
9.50% due 10/09/20	2,700,000	2,693,250
5.50% due 04/09/20	1,270,000	1,266,825
Ceva Group plc
5.28% due 08/31/16	4,048,849	3,861,589
PACT Group
3.75% due 05/22/20	3,650,000	3,622,624
ValleyCrest Companies LLC
5.50% due 06/13/19	3,600,000	3,581,100
Thermasys Corp.
5.25% due 05/03/19	3,400,000	3,389,800
Capital Automotive LP
6.00% due 04/18/20	2,000,000	2,010,000
4.00% due 04/10/19	1,192,096	1,190,976
Sabre, Inc.
5.25% due 02/19/19	2,981,929	2,997,435
Realogy Corp.
4.50% due 03/05/20	2,500,000	2,500,625
Ranpak
4.50% due 04/25/19	2,100,000	2,094,750
ServiceMaster Co.
4.25% due 01/31/17	1,775,736	1,752,066
CPG International I, Inc.
5.75% due 09/21/19	1,492,500	1,493,993
Helm Financial Corp.
6.25% due 06/01/17	1,241,798	1,240,767
Envirosolutions, Inc.
8.00% due 07/29/14	884,539	880,116
Apex Tool Group, LLC
4.50% due 01/31/20	750,000	749,250
Sequa Corp.
5.25% due 06/19/17	748,125	748,746
Mitchell International, Inc.
5.56% due 03/28/15	750,000	746,250
CPM Acquisition Corp.
6.25% due 08/29/17	398,000	397,005
10.25% due 03/01/18	325,000	325,813
Panolam Industries International, Inc.
7.25% due 08/23/17	649,870	644,457
Advanced Disposal Services, Inc.
4.25% due 10/05/19	647,125	644,375
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	600,000	597,000
Camp Systems Intl.
10.00% due 11/30/19	500,000	510,625
Dematic S.A.
5.25% due 12/28/19	498,750	498,127
Wireco Worldgroup, Inc.
6.00% due 02/15/17	497,500	495,634
Navistar, Inc.
5.75% due 08/17/17	312,500	312,500
Total Safety U.S., Inc.
5.75% due 03/13/20	200,000	200,251
9.25% due 09/13/20	99,750	100,748
Hamilton Sundstrand
4.00% due 12/13/19	265,335	262,958

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 74.1% (continued)
Industrials - 12.3% (continued)
Hunter Fan Co.
6.50% due 12/20/17	$250,000	$248,958
SI Organization
4.50% due 11/22/16	246,222	244,478
Wastequip, Inc.
8.25% due 12/15/17	233,146	234,311
Targus Group International, Inc.
11.00% due 05/24/16	246,241	231,467
Wyle Services Corp.
5.00% due 03/26/17	223,597	223,876
Awas Aviation Holdings LLC
3.50% due 06/10/16	205,425	205,271
DynCorp International, Inc.
6.25% due 07/07/16	105,097	105,667
Total Industrials		87,977,162
Information Technology - 10.2%
First Data Corp.
4.19% due 03/23/18	7,300,000	7,108,375
4.20% due 03/23/18	2,000,000	1,947,500
4.19% due 03/24/17	824,285	804,452
4.19% due 09/24/18	400,000	389,500
Applied Systems, Inc.
4.25% due 12/08/16	5,010,000	5,019,419
8.25% due 06/08/17	2,220,000	2,226,949
ION Trading Technologies Ltd.
4.50% due 05/22/20	4,200,000	4,171,985
8.25% due 05/21/21	1,800,000	1,795,500
Infor (US), Inc.
3.75% due 06/03/20	4,800,000	4,731,023
5.25% due 04/05/18	568,811	569,403
Paradigm, Ltd.
4.75% due 07/30/19	5,176,662	5,163,720
IPC Systems, Inc.
7.75% due 07/31/17	4,125,091	3,939,462
SRS Distribution, Inc.
4.75% due 08/28/19	3,800,000	3,762,000
Associated Partners, Inc.
6.70% due 12/21/15	3,250,000	3,250,000
Eze Castle Software, Inc.
4.75% due 03/14/20	2,200,000	2,197,250
8.75% due 03/14/21	800,000	806,664
Ceridian Corp.
5.94% due 05/09/17	2,991,124	2,995,791
Go Daddy Operating Company LLC
4.25% due 12/17/18	2,783,274	2,765,015
Verint Systems, Inc.
4.00% due 09/06/19	2,294,250	2,292,346
Deltek Systems, Inc
5.00% due 10/10/18	997,500	992,932
10.00% due 10/10/19	700,000	704,669
5.70% due 10/10/18	300,000	298,626
Mirion Technologies
5.75% due 04/08/18	1,636,705	1,636,705
Misys plc
7.25% due 12/12/18	992,500	1,000,251
12.00% due 06/06/19	500,000	565,000
Novell, Inc.
7.25% due 11/22/17	1,260,156	1,259,035
11.00% due 11/22/18	258,750	257,619
8.00% due 11/22/17	11,719	11,708
MModal
7.50% due 08/16/19	1,139,881	1,106,403
Hyland Software, Inc.
5.50% due 10/25/19	1,097,250	1,098,962
Sungard Data Systems, Inc
4.00% due 03/07/20	1,100,000	1,098,075
Aspect Software, Inc.
7.00% due 05/07/16	1,088,316	1,086,499
Wall Street Systems
5.75% due 10/25/19	648,375	647,163
9.25% due 10/25/20	150,000	150,563
SumTotal Systems
6.25% due 11/16/18	746,250	748,116
7.25% due 11/16/18	1,875	1,880
Kronos, Inc.
4.50% due 10/30/19	748,125	748,873
American Builders & Contractors Supply Company, Inc.
3.50% due 04/16/20	700,000	694,225
Sophos
6.50% due 05/10/19	560,763	558,659
Nusil Corp.
5.25% due 04/07/17	497,275	496,445
Sophia, LP
4.50% due 07/19/18	399,000	399,499
Ascensus, Inc.
8.00% due 12/21/18	299,250	302,243
Riverbed Technologies, Inc.
4.00% due 12/18/19	258,016	258,339
Redprairie Corp.
6.75% due 12/21/18	249,375	250,103
Renaissance Learning Corp.
5.75% due 11/13/18	246,263	246,570
Greeneden U.S. Holdings II LLC
4.00% due 01/31/20	140,154	139,191
Lantiq Deutschland GmbH
11.00% due 11/16/15	131,406	118,265
Total Information Technology		72,812,972
Financials - 8.6%
National Financial Partners
due 06/19/20[3]	6,500,000	6,453,981
Knight/Getco
due 11/30/17[3]	6,500,000	6,394,375
Cooper Gay Swett & Crawford
5.00% due 04/16/20	5,000,000	4,975,000
8.25% due 10/16/20	1,400,000	1,400,000
American Stock Transfer & Trust
due 06/11/20[3]	6,000,000	5,932,500

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 74.1% (continued)
Financials - 8.6% (continued)
iStar Financial, Inc.
4.50% due 10/15/17	$2,339,006	$2,332,433
7.00% due 03/19/17	2,133,333	2,232,896
5.25% due 03/19/16	17,258	17,266
First Advantage Corp.
6.25% due 02/28/19	3,000,000	2,977,500
10.50% due 08/28/19	1,300,000	1,287,000
AmWINS Group, LLC
5.00% due 09/06/19	3,990,000	3,996,663
Topaz Power Holdings LLC
5.25% due 02/26/20	3,990,000	3,979,028
Level 3 Financing, Inc.
4.82% due 08/01/19	2,650,000	2,647,509
5.25% due 08/01/19	750,000	750,000
Intertrust Group
4.69% due 02/04/20	3,000,000	2,955,000
Duff & Phelps Corp.
4.50% due 03/14/20	2,200,000	2,202,750
USI Holdings Corp.
5.25% due 12/27/19	1,995,000	1,998,751
Nuveen Investments, Inc.
4.20% due 05/13/17	1,500,000	1,486,410
6.50% due 02/28/19	400,000	394,332
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	1,648,125	1,641,945
9.25% due 06/10/20	194,886	196,835
AlixPartners, LLP
4.50% due 06/28/19	1,444,384	1,445,294
Confie Seguros
6.50% due 11/09/18	1,434,881	1,427,706
CNO Financial Group, Inc.
3.75% due 09/28/18	750,354	745,199
Ocwen Financial Corp.
5.00% due 02/15/18	500,000	502,085
American Capital, Ltd.
5.50% due 08/22/16	500,000	500,835
Ranpak
8.50% due 04/23/20	500,000	500,000
Harbourvest
4.75% due 11/21/17	226,914	228,049
Hamilton Lane Advisors LLC
5.25% due 02/28/18	224,677	222,991
Total Financials		61,824,333
Telecommunication Services - 6.8%
Avaya, Inc.
8.00% due 03/31/18	4,991,347	4,670,053
4.77% due 10/26/17	2,981,515	2,606,798
Alcatel-Lucent
7.25% due 01/30/19	6,174,525	6,223,426
6.25% due 07/31/16	510,000	513,907
Univision Communications, Inc.
4.00% due 03/01/20	2,523,675	2,469,517
4.50% due 02/28/20	1,930,163	1,910,378
4.50% due 03/01/20	798,000	789,023
Light Tower Fiber LLC
4.50% due 04/13/20	5,000,000	4,959,400
Asurion Corp.
4.50% due 05/24/19	2,293,343	2,269,836
due 06/19/20[3]	2,160,000	2,082,607
Mitel Networks Corp.
7.00% due 02/27/19	3,801,975	3,792,470
Getty Images, Inc.
4.75% due 10/18/19	3,597,500	3,551,020
EMI Music Publishing
4.25% due 06/29/18	3,500,000	3,498,915
Syniverse Technologies, Inc.
4.00% due 04/23/19	1,200,000	1,194,000
5.00% due 04/23/19	992,500	988,163
Virgin Media Investment Holdings Ltd.
3.50% due 02/15/20	2,000,000	1,976,120
Mosaid Technologies
7.00% due 12/23/16	1,304,265	1,301,004
Zayo Group LLC
4.50% due 07/02/19	992,500	990,843
Expert Global Solutions
8.50% due 04/03/18	739,348	749,330
Gogo LLC
11.25% due 06/21/17	535,660	535,660
Tribune Co.
4.00% due 12/31/19	498,750	495,633
Windstream Corp.
3.50% due 01/23/20	374,063	373,831
Clientlogic Corp.
7.03% due 01/30/17	250,000	245,833
Telx Group
6.25% due 09/25/17	246,264	245,648
Total Telecommunication Services		48,433,415
Health Care - 6.2%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	8,000,000	7,997,519
Valeant Pharmaceuticals International, Inc.
due 06/26/20[3]	6,700,000	6,676,550
Merge Healthcare, Inc.
6.00% due 04/23/19	5,000,000	5,025,000
Learning Care Group (US), Inc.
6.00% due 05/08/19	4,259,118	4,229,858
PRA International
6.50% due 12/10/17	3,043,819	3,062,843
10.50% due 06/10/19	1,050,000	1,063,125
Bausch & Lomb, Inc.
6.25% due 05/31/18	3,500,000	3,502,905
DJO Finance LLC
4.75% due 09/15/17	2,593,500	2,605,923
Rural/Metro Corp.
5.75% due 06/30/18	2,472,696	2,376,260
One Call Medical, Inc.
5.50% due 08/19/19	1,766,125	1,766,125
Bsn Medical Gmbh & Co. Kg
5.00% due 08/28/19	1,750,000	1,754,375

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 74.1% (continued)
Health Care - 6.2% (continued)
Sage Products, Inc.
4.25% due 12/13/19	$1,335,526	$1,333,029
Catalent Pharma Solutions, Inc.
4.25% due 09/15/17	1,190,396	1,190,646
CHG Healthcare
5.00% due 11/19/19	740,230	741,385
Harvard Drug
5.00% due 10/29/19	648,913	649,724
LHP Hospital Group, Inc.
9.00% due 07/03/18	413,639	419,844
Grifols, S.A.
4.25% due 06/01/17	245,339	246,147
Total Health Care		44,641,258
Consumer Staples - 4.6%
Performance Food Group
6.25% due 11/07/19	8,500,000	8,414,999
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	3,447,528	3,454,699
due 05/10/19[3]	1,250,000	1,252,600
due 04/22/19[3]	400,000	400,832
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	3,900,000	3,904,875
10.75% due 10/01/19	1,000,000	998,750
Grocery Outlet, Inc.
5.50% due 12/17/18	3,445,625	3,437,011
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,995,000	2,000,407
9.50% due 10/02/17	1,000,000	1,015,000
Hostess Brands
6.75% due 04/09/20	2,800,000	2,846,676
CTI Foods Holding Co. LLC
due 06/14/19[3]	2,650,000	2,636,750
Heinz (H.J.) Co.
3.50% due 03/27/20	2,000,000	1,997,720
Acosta, Inc.
5.00% due 03/02/18	749,500	752,933
Total Consumer Staples		33,113,252
Energy - 4.1%
Pacific Drilling
4.50% due 05/18/18	6,000,000	5,971,500
EquiPower Resources Holdings LLC
due 12/31/19[3]	4,800,000	4,758,000
5.50% due 12/21/18	930,195	924,381
10.00% due 06/20/19	50,000	51,000
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,522,500
P2 Energy
6.00% due 11/20/18	3,720,028	3,738,628
10.00% due 05/20/19	500,000	502,500
Murray Energy
4.75% due 05/09/19	3,600,000	3,568,500
Rice Energy
8.50% due 10/25/18	1,700,000	1,695,750
Varel International Energy Funding Corp.
9.25% due 07/17/17	992,500	1,012,350
Crestwood
due 05/24/19[3]	760,000	764,119
EP Energy LLC
4.50% due 04/30/19	750,000	749,730
Panda Sherman
9.00% due 09/14/18	600,000	612,000
Sheridan Production Partners
5.00% due 09/25/19	230,408	228,872
5.00% due 10/01/19	16,467	16,357
Total Energy		29,116,187
Utilities - 0.4%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	2,000,000	2,068,340
MRC Global, Inc.
6.00% due 11/08/19	995,000	998,313
Total Utilities		3,066,653
Materials - 0.3%
Ennis-Flint
6.25% due 03/30/18	1,274,752	1,274,753
Reynolds Group Holdings
4.75% due 09/20/18	497,500	498,226
Kloeckner Pentaplast S.A.
5.75% due 12/21/16	369,144	370,528
Unifrax
4.25% due 11/28/18	259,281	258,524
Total Materials		2,402,031
Total Senior Floating Rate Interests
(Cost $530,392,954)		530,548,130
ASSET BACKED SECURITIES†† - 10.8%
N-Star Real Estate CDO IX Ltd.
0.52% due 02/01/41	5,011,195	4,543,200
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,4]	4,100,000	3,780,120
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,4]	2,500,000	1,915,825
2006-8A, 0.48% due 02/01/41[1,4]	1,855,998	1,722,088
Highland Park CDO Ltd.
2006-1A, 0.60% due 11/25/51[1,4]	3,769,322	3,378,292
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.47% due 11/25/52[1,4]	3,454,427	3,188,229
Lehman XS Trust Series 2005-7N
2005-7N, 0.46% due 12/25/35[1]	3,360,049	2,889,195
Lehman XS Trust Series 2006-16N
2006-16N, 0.38% due 11/25/46[1]	3,653,797	2,845,675

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 10.8% (continued)
Jasper CLO Ltd.
2005-1A, 1.17% due 08/01/17[1,4]	$3,000,000	$2,675,805
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.45% due 04/25/36[1]	3,100,000	2,581,289
Wachovia Asset Securitization Issuance II LLC 2007-He1 Trust
2007-HE1, 0.33% due 07/25/37[1,4]	2,764,842	2,382,990
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.28% due 12/20/18[1,4]	1,288,000	1,186,310
2006-1A, 0.88% due 12/20/18[1,4]	1,000,000	958,879
TCW Global Project Fund III Ltd.
2005-1A, 0.93% due 09/01/17[1,4]	1,750,000	1,644,178
2005-1A, 1.13% due 09/01/17[1,4]	500,000	440,110
Newcastle CDO Ltd.
2007-9A, 0.45% due 05/25/52	2,065,778	2,006,470
HSI Asset Securitization Corporation Trust 2007-WF1
2007-WF1, 0.36% due 05/25/37[1]	2,060,476	1,880,665
New Century Home Equity Loan Trust Series 2004-4
2004-4, 0.99% due 02/25/35[1]	1,994,538	1,835,115
Aerco Ltd.
2000-2A, 0.65% due 07/15/25[1]	2,185,315	1,638,986
Rockwall CDO II Ltd.
2007-1A, 0.52% due 08/01/24[1,4]	1,740,241	1,622,775
Northwoods Capital Vii Ltd.
2006-7A, 3.78% due 10/22/21[1,4]	1,000,000	981,490
2006-7A, 1.83% due 10/22/21[1,4]	700,000	632,613
MCF CLO LLC
3.95% due 06/02/13	1,500,000	1,499,610
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[1,4]	1,000,000	927,659
2005-1A, 1.17% due 11/01/17[1,4]	500,000	450,684
West Coast Funding Ltd.
2006-1A, 0.41% due 11/02/41[1,4]	1,431,728	1,368,618
GSAA Home Equity Trust 2007-7
2007-7, 0.46% due 07/25/37[1]	1,639,674	1,353,349
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.97% due 04/29/19[1,4]	1,350,000	1,232,592
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[1,4]	1,200,000	1,065,272
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.57% due 08/07/21[1,4]	1,100,000	1,038,806
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[4]	1,250,000	1,035,313
Churchill Financial Cayman Ltd.
2007-1A, 2.88% due 07/10/19[1,4]	1,000,000	999,810
Acis CLO 2013-1 Ltd.
2013-1A, 4.83% due 04/18/24[1,4]	1,000,000	990,820
Telos CLO Ltd.
2013-3A, 4.63% due 01/17/24[1,4]	1,050,000	989,655
Telos Clo 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[1,4]	1,100,000	977,649
Westchester CLO Ltd.
2007-1A, 0.61% due 08/01/22[1,4]	1,000,000	930,168
Liberty CLO Ltd.
2005-1A, 0.77% due 11/01/17[1,4]	1,000,000	928,225
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,4]	500,000	469,690
2007-1A, 2.57% due 09/30/22[1,4]	500,000	457,355
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[1]	1,763,642	881,821
Knightsbridge CLO
2007-1A, 3.03% due 01/11/22[1,4]	500,000	485,160
2007-1A, 5.28% due 01/11/22[1,4]	350,000	349,909
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.27% due 05/25/20[1,4]	750,000	734,430
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[1,4]	588,846	604,236
ACS 2007-1 Pass Through Trust
2007-1A, 0.50% due 06/14/37[1,4]	582,487	535,713
Aircraft Lease Securitisation Ltd.
2007-1A, 0.45% due 05/10/32[1,4]	549,594	526,291
ACA CLO 2007-1 Ltd.
2007-1A, 1.23% due 06/15/22[1,4]	575,000	518,930

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 10.8% (continued)
Cerberus Offshore Levered I, LP
2012-1A, 6.28% due 11/30/18[1,4]	$250,000	$252,340
2012-1A, 5.03% due 11/30/18[1,4]	250,000	250,808
Battalion CLO II Ltd.
2012-2A, 4.28% due 11/15/19[1,4]	500,000	500,070
Raspro Trust
2005-1A, 0.67% due 03/23/24[1,4]	531,150	483,346
Latitude CLO II Corp.
2006-2A, 1.07% due 12/15/18[1,4]	500,000	478,895
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.76% due 09/15/35[1,4]	488,537	472,499
GSC Partners Cdo Fund VI Ltd.
2005-6A, 1.13% due 10/23/17[1,4]	477,791	471,436
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[1,4]	530,993	464,619
Pangaea CLO Ltd.
2007-1A, 0.78% due 10/21/21[1,4]	500,000	462,159
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[1,4]	500,000	461,845
Northwind Holdings LLC
2007-1A, 1.05% due 12/01/37[1,4]	505,250	454,725
Copper River CLO Ltd.
2007-1A, 1.08% due 01/20/21[1,4]	500,000	428,125
Credit Card Pass-Through Trust 2012-BIZ
2012-BIZ, 0.00% due 12/15/49[4]	552,552	416,453
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	379,919	341,735
Structured Asset Receivables Trust Series 2005-1
2005-1A, 0.78% due 01/21/15[1,4]	373,684	336,315
OFSI Fund Ltd.
2006-1A, 1.12% due 09/20/19[1,4]	370,000	329,717
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[1,4]	350,000	308,273
Asset Backed Securities Corporation Home Equity Loan Trust Series 2004-HE8
2004-HE8, 1.24% due 12/25/34[1]	350,000	300,684
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.78% due 01/15/22[1,4]	250,000	258,318
MKP CBO I Ltd.
2004-3A, 0.93% due 05/08/39[1,4]	247,660	243,450
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,4]	247,927	241,905
ACS 2006-1 Pass Through Trust
2006-1A, 0.46% due 06/20/31[1,4]	225,737	204,292
South Coast Funding V
2004-5A, 0.63% due 08/06/39[1,4]	206,976	202,837
Genesis Funding Ltd.
2006-1A, 0.43% due 12/19/32[1,4]	190,521	171,907
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.54% due 03/30/22[1,4]	140,684	137,167
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
2005-W3, 0.53% due 11/25/35[1]	132,149	121,064
Castle Trust
2003-1AW, 0.94% due 05/15/27[1,4]	111,379	102,469
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[4]	52,405	51,095
Total Asset Backed Securities
(Cost $75,469,483)		77,030,612
CORPORATE BONDS†† - 5.4%
Energy - 1.7%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	2,750,000	2,839,375
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	2,600,000	2,645,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	2,000,000	2,110,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4]	2,000,000	2,010,000
Inergy Midstream Limited Partnership / NRGM Finance Corp.
6.00% due 12/15/20[4]	2,000,000	1,930,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 5.4% (continued)
Energy - 1.7% (continued)
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4]	$500,000	$507,500
Total Energy		12,042,375
Financials - 1.2%
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	4,000,000	3,810,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,4]	2,750,000	2,669,437
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21[4]	2,000,000	1,920,000
LCP Dakota Fund
10.00% due 08/17/15	38,400	38,400
Total Financials		8,437,837
Materials - 1.0%
TPC Group, Inc.
8.75% due 12/15/20[4]	2,000,000	2,045,000
APERAM
7.75% due 04/01/18[4]	1,710,000	1,624,500
Mirabela Nickel Ltd.
8.75% due 04/15/18[4]	2,000,000	1,580,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[4]	1,525,000	1,555,500
Total Materials		6,805,000
Consumer Discretionary - 0.9%
GRD Holdings III Corp.
10.75% due 06/01/19[4]	2,030,000	2,172,100
ServiceMaster Co.
8.00% due 02/15/20	2,000,000	1,995,000
MCE Finance Ltd.
5.00% due 02/15/21[4]	2,000,000	1,875,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	400,000	413,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	111,293	113,518
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	57,250
Total Consumer Discretionary		6,625,868
Consumer Staples - 0.4%
Central Garden and Pet Co.
8.25% due 03/01/18	2,000,000	2,025,000
Vector Group Ltd.
7.75% due 02/15/21	1,000,000	1,032,500
Total Consumer Staples		3,057,500
Health Care - 0.1%
Apria Healthcare Group, Inc.
12.38% due 11/01/14	766,000	776,533
Telecommunication Services - 0.1%
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	670,000	713,550
Total Corporate Bonds
(Cost $39,822,883)		38,458,663
COLLATERALIZED MORTGAGE OBLIGATION†† - 3.0%
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.42% due 12/15/20[1,4]	3,286,044	3,097,139
2006-FL12,0.48% due 12/15/20[1,4]	2,300,493	2,156,742
2006-FL12,0.53% due 12/15/20[1,4]	1,314,568	1,229,138
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA4
2007-OA4,0.38% due 08/25/47[1]	4,489,817	3,490,504
IndyMac INDX Mortgage Loan Trust 2006-AR4
2006-AR4,0.40% due 05/25/46[1]	4,162,811	3,455,133
GreenPoint Mortgage Funding Trust 2006-AR1
2006-AR1,0.48% due 02/25/36[1]	3,538,011	2,794,816
Nomura Resecuritization Trust 2012-1R
2012-1R,0.63% due 08/27/47[1,4]	1,979,530	1,816,219
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1,0.42% due 02/25/36[1]	2,036,944	1,527,509
WaMu Mortgage Pass Through Certificates
2006-AR11,1.09% due 09/25/46[1]	1,608,615	1,109,485
Bear Stearns Mortgage Funding Trust 2007-AR5
2007-AR5,0.36% due 06/25/47[1]	1,063,812	823,656
Total Collateralized Mortgage Obligation
(Cost $21,654,731)		21,500,341
Total Investments - 105.1%
(Cost $752,121,116)		$752,366,811
Other Assets & Liabilities, net - (5.1)%		(36,263,495)
Total Net Assets - 100.0%		$716,103,316

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security with no rate was unsettled at June 30, 2013.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $84,052,953 (cost $82,682,436), or 11.7% of total net assets.

plc — Public Limited Company

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 1.5%
Consumer Discretionary - 0.9%
Sonic Automotive, Inc. — Class A	15,103	$319,277
Metro-Goldwyn-Mayer, Inc.*,†††	7,040	225,281
New Young Broadcasting Holding Co.*,††,1	63	189,000
Total Consumer Discretionary		733,558
Energy - 0.4%
Stallion Oilfield Holdings Ltd.*,†††,1	8,257	330,280
Financials - 0.2%
CIT Group, Inc.*	4,569	213,052
Leucadia National Corp.	81	2,124
Total Financials		215,176
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	8	68
Total Common Stocks
(Cost $797,331)		1,279,082
PREFERRED STOCKS††† - 0.8%
Aspen Insurance Holdings Ltd.
5.95% due†,2,3	22,000	561,000
Medianews Group, Inc.*,1	11,074	138,425
U.S. Shipping Corp.*,1	14,718	3,680
Total Preferred Stocks
(Cost $1,085,573)		703,105
WARRANTS†† - 0.6%
New Young Broadcasting Holding Co.
12/24/24*	171	513,000
Reader's Digest Association, Inc.
02/19/14*,†††,1	319	3
Total Warrants
(Cost $333,450)		513,003

	Face Amount
CORPORATE BONDS†† - 70.3%
Consumer Discretionary - 19.8%
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[4]	$1,750,000	1,666,875
Rural/Metro Corp.
10.13% due 07/15/19[4]	1,445,000	1,213,250
MDC Partners, Inc.
6.75% due 04/01/20[4]	1,200,000	1,197,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,150,000	1,175,874
Laureate Education, Inc.
9.25% due 09/01/19[4]	1,000,000	1,070,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,000,000	1,045,000
Southern Graphics, Inc.
8.38% due 10/15/20[4]	1,000,000	1,030,000
WMG Acquisition Corp.
11.50% due 10/01/18	655,000	749,975
6.00% due 01/15/21[4]	270,000	274,725
Sabre, Inc.
8.50% due 05/15/19[4]	950,000	1,011,750
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	950,000	980,875
GRD Holdings III Corp.
10.75% due 06/01/19[4]	845,000	904,150
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	775,000	856,375
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[4]	750,000	755,625
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[4]	575,000	531,875
Stanadyne Corp.
10.00% due 08/15/14	525,000	485,625
INTCOMEX, Inc.
13.25% due 12/15/14	480,000	480,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	211,000	219,440
7.50% due 10/01/18	168,000	176,400
American Standard Americas
10.75% due 01/15/16[4]	360,000	378,000
Snoqualmie Entertainment Authority
9.13% due 02/01/15[4]	302,000	297,470
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	104,500
Stanadyne Holdings, Inc.
12.00% due 02/15/15[5]	170,000	102,000
ServiceMaster Co.
8.00% due 02/15/20	100,000	99,750
Total Consumer Discretionary		16,806,534
Energy - 14.7%
Bill Barrett Corp.
7.00% due 10/15/22	750,000	750,000
7.63% due 10/01/19	405,000	419,175
Exterran Holdings, Inc.
7.25% due 12/01/18	1,065,000	1,128,900
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,000,000	1,042,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,030,000
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	1,000,000	1,029,999
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,000,000	1,020,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 70.3% (continued)
Energy - 14.7% (continued)
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	$1,000,000	$1,017,500
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4]	1,000,000	1,005,000
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[4]	1,000,000	1,002,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	955,000
Gibson Energy, Inc.
6.75% due 07/15/21[4]	700,000	698,250
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	465,000	480,113
SM Energy Co.
6.50% due 11/15/21	350,000	367,500
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4]	245,000	248,675
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[4]	125,000	123,125
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	100,000	104,000
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19[4]	45,000	44,550
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	–
Total Energy		12,466,787
Financials - 6.8%
Nelnet, Inc.
3.65% due 09/29/36[2]	2,000,000	1,460,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	1,000,000	915,017
Kennedy-Wilson, Inc.
8.75% due 04/01/19[4]	815,000	876,125
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[4]	700,000	742,000
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	650,000	630,958
ING US, Inc.
5.65% due 05/15/53[2,4]	475,000	446,500
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]	275,000	286,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	250,000	242,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	200,000	194,000
Total Financials		5,793,100
Industrial - 6.8%
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[4]	1,150,000	1,175,875
US Foods, Inc.
8.50% due 06/30/19	1,065,000	1,112,925
ServiceMaster Co.
7.00% due 08/15/20	925,000	877,594
Eagle Midco, Inc.
9.00% due 06/15/18[4]	825,000	804,375
DISH DBS Corp.
4.25% due 04/01/18[4]	725,000	710,499
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	475,000	469,063
Univision Communications, Inc.
5.13% due 05/15/23[4]	450,000	425,250
Barry Callebaut Services N.V.
5.50% due 06/15/23[4]	200,000	198,616
Total Industrial		5,774,197
Materials - 5.4%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	1,000,000	1,007,500
APERAM
7.75% due 04/01/18[4]	925,000	878,750
TPC Group, Inc.
8.75% due 12/15/20[4]	665,000	679,963
Clearwater Paper Corp.
4.50% due 02/01/23[4]	675,000	641,250
KGHM International Ltd.
7.75% due 06/15/19[4]	525,000	532,875
Eldorado Gold Corp.
6.13% due 12/15/20[4]	425,000	410,125
Mirabela Nickel Ltd.
8.75% due 04/15/18[4]	435,000	343,650
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	100,000	101,000
Total Materials		4,595,113
Consumer Staples - 4.9%
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	900,000	935,999
Central Garden and Pet Co.
8.25% due 03/01/18	850,000	860,625
Harbinger Group, Inc.
7.88% due 07/15/19[4]	740,000	756,650
American Achievement Corp.
10.88% due 04/15/16[4]	460,000	458,850

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 70.3% (continued)
Consumer Staples - 4.9% (continued)
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	$244,000	$259,250
Vector Group Ltd.
7.75% due 02/15/21	240,000	247,800
Spectrum Brands Escrow Corp.
6.63% due 11/15/22[4]	225,000	235,688
ARAMARK Corp.
5.75% due 03/15/20[4]	225,000	230,063
Armored Autogroup, Inc.
9.25% due 11/01/18	200,000	183,500
Total Consumer Staples		4,168,425
Telecommunication Services - 3.9%
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[4]	1,000,000	1,025,000
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[4]	1,000,000	965,000
Univision Communications, Inc.
6.75% due 09/15/22[4]	325,000	341,250
CommScope, Inc.
8.25% due 01/15/19[4]	250,000	266,875
Clearwire Communications LLC / Clearwire Finance, Inc.
12.00% due 12/01/15[4]	250,000	265,625
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[4]	330,000	241,725
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	215,000	228,975
Total Telecommunication Services		3,334,450
Information Technology - 3.7%
First Data Corp.
8.75% due 01/15/22[4]	1,050,000	1,078,875
ViaSat, Inc.
6.88% due 06/15/20	500,000	527,500
Aspect Software, Inc.
10.63% due 05/15/17	505,000	506,263
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	375	376,875
IAC
4.75% due 12/15/22[4]	395,000	373,275
Brocade Communications Systems, Inc.
4.63% due 01/15/23[4]	275,000	258,500
Total Information Technology		3,121,288
Industrials - 2.7%
FTI Consulting, Inc.
6.00% due 11/15/22[4]	787,500	797,344
Victor Technologies Group, Inc.
9.00% due 12/15/17	700,000	754,250
CEVA Group plc
8.38% due 12/01/17[4]	750,000	735,000
Total Industrials		2,286,594
Health Care - 0.6%
Apria Healthcare Group, Inc.
12.38% due 11/01/14	284,000	287,905
Symbion, Inc.
11.00% due 08/23/15	152,628	151,865
US Oncology, Inc.
9.13% due 08/15/17	2,200,000	77,000
Total Health Care		516,770
Utility - 0.5%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[4]	215,000	206,938
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	200,000	200,500
Total Utility		407,438
Financial Institutions - 0.5%
GETCO Financing Escrow LLC
8.25% due 06/15/18[4]	415,000	392,175
Total Corporate Bonds
(Cost $59,973,571)		59,662,871
SENIOR FLOATING RATE INTERESTS†† - 24.3%
Consumer Discretionary - 7.6%
Travelport Holdings Ltd.
9.50% due 01/31/16	1,385,551	1,418,457
6.25% due 06/21/19	500,000	493,750
Transtar Industries, Inc.
9.75% due 10/09/19	1,000,000	1,022,500
GCA Services Group, Inc.
9.25% due 11/01/20	1,000,000	1,015,000
Endurance International Group, Inc.
10.25% due 05/09/20	750,000	753,750
IntraWest Holdings S.à r.l.
7.00% due 12/04/17	748,125	753,115
SIRVA Worldwide, Inc.
7.50% due 03/27/19	400,000	392,001
Fleetpride Corp.
9.25% due 05/15/20	400,000	379,000
Edmentum, Inc.
6.00% due 05/17/18	246,875	246,875
Total Consumer Discretionary		6,474,448
Information Technology - 4.7%
Associated Partners, Inc.
6.70% due 12/21/15	1,000,000	1,000,000
SumTotal Systems
6.25% due 11/16/18	995,000	997,487
7.25% due 11/16/18	2,500	2,506
Go Daddy Operating Company LLC
4.25% due 12/17/18	654,949	650,653
Misys plc
12.00% due 06/06/19	500,000	565,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 24.3% (continued)
Information Technology - 4.7% (continued)
Wall Street Systems
9.25% due 10/25/20	$500,000	$501,875
Applied Systems, Inc.
8.25% due 06/08/17	250,000	250,783
Total Information Technology		3,968,304
Health Care - 3.8%
Bausch & Lomb, Inc.
6.25% due 05/31/18	1,250,000	1,251,036
One Call Medical, Inc.
5.50% due 08/19/19	597,000	597,000
Apria Healthcare Group, Inc.
6.75% due 04/01/20	450,000	449,861
Merge Healthcare, Inc.
6.00% due 04/23/19	250,000	251,250
Learning Care Group (US), Inc.
6.00% due 05/08/19	250,000	248,283
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	250,000	247,970
PRA International
10.50% due 06/10/19	170,000	172,125
Total Health Care		3,217,525
Consumer Staples - 2.5%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	1,000,000	1,015,000
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	600,000	600,750
Performance Food Group
6.25% due 11/07/19	250,000	247,500
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	135,000	135,281
due 05/10/19[6]	90,000	90,187
Total Consumer Staples		2,088,718
Energy - 1.7%
Varel International Energy Funding Corp.
9.25% due 07/17/17	744,375	759,263
Panda Sherman
9.00% due 09/14/18	425,000	433,500
Rice Energy
8.50% due 10/25/18	250,000	249,375
Total Energy		1,442,138
Financials - 1.6%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	623,636	629,873
National Financial Partners
due 06/19/20[6]	250,000	248,230
First Advantage Corp.
6.25% due 02/28/19	250,000	248,125
Knight/Getco
due 11/30/17[6]	200,000	196,750
Total Financials		1,322,978
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,000,000	1,034,170
Industrials - 0.7%
US Shipping Corp.
9.00% due 04/30/18	300,000	299,499
Panolam Industries International, Inc.
7.25% due 08/23/17	232,097	230,163
Sabre, Inc.
5.25% due 02/19/19	111,422	112,001
Total Industrials		641,663
Telecommunication Services - 0.5%
Avaya, Inc.
8.00% due 03/31/18	299,135	279,879
Cengage Learning Acquisitions, Inc.
5.70% due 07/31/17	140,000	103,016
MediaNews Group, Inc.
8.50% due 03/19/14	35,581	35,403
Total Telecommunication Services		418,298
Total Senior Floating Rate Interests
(Cost $20,262,773)		20,608,242
CONVERTIBLE BONDS†† - 0.4%
Energy - 0.4%
USEC, Inc.
3.00% due 10/01/14	1,555,000	326,550
Total Convertible Bonds
(Cost $1,426,922)		326,550
Total Investments - 97.9%
(Cost $83,879,620)		$83,092,853
Other Assets & Liabilities, net - 2.1%		1,820,138
Total Net Assets - 100.0%		$84,912,991

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $37,864,880 (cost $38,167,176), or 44.6% of total net assets.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Security with no rate was unsettled at June 30, 2013.

plc	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$791
Materials - 0.0%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $570)		791
PREFERRED STOCKS††† - 2.9%
Aspen Insurance Holdings Ltd.
5.95% †,2,3	40,000	1,020,000
Woodbourne Capital Trust I
0.03% *,1,2,3,4	950,000	538,868
Woodbourne Capital Trust III
0.03% *,1,2,3,4	950,000	538,869
Woodbourne Capital Trust IV
0.03% *,1,2,3,4	950,000	538,868
Woodbourne Capital Trust II
0.03% *,1,2,3,4	950,000	538,869
Constar International Holdings LLC *,1	7	–
Total Preferred Stocks
(Cost $4,818,354)		3,175,474
	Face Amount
CORPORATE BONDS†† - 44.0%
Financials - 21.7%
Prudential Financial, Inc.
5.63% due 06/15/43[2]	$1,750,000	1,715,000
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,700,000	1,684,023
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,700,000	1,671,253
JPMorgan Chase & Co.
5.15% due 12/31/49[2,3]	1,500,000	1,428,749
Deutsche Bank AG
4.30% due 05/24/28[2]	1,300,000	1,200,342
Macquarie Group Ltd.
6.25% due 01/14/21[4]	800,000	850,330
7.63% due 08/13/19[4]	300,000	347,916
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,186,891
Kaupthing Bank HF
3.49% due 01/15/10[4,5]	5,000,000	1,175,000
EPR Properties
5.25% due 07/15/23	1,000,000	971,215
5.75% due 08/15/22	100,000	101,188
PNC Financial Services Group, Inc.
4.85% due 05/29/49[2,3]	1,100,000	1,025,750
Bank of New York Mellon Corp.
4.50% due 12/31/49[2,3]	1,080,000	1,015,200
General Electric Capital Corp.
5.25% due 06/29/49[2,3]	750,000	716,250
7.13% due 12/15/49[2,3]	250,000	282,500
Jefferies Group LLC
5.13% due 01/20/23	1,000,000	992,289
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	1,000,000	970,704
Hospitality Properties Trust
4.50% due 06/15/23	900,000	869,243
5.00% due 08/15/22	100,000	99,790
Fifth Third Bancorp
5.10% due 12/31/49[2,3]	920,000	869,400
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	900,000	823,516
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	800,000	785,018
Nuveen Investments, Inc.
9.13% due 10/15/17[4]	760,000	761,900
CNO Financial Group, Inc.
6.38% due 10/01/20[4]	550,000	584,375
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[2]	500,000	486,250
Caribbean Development Bank
4.38% due 11/09/27[4]	420,000	415,425
StanCorp Financial Group, Inc.
5.00% due 08/15/22	150,000	150,994
Residential Capital LLC
6.50% due 06/01/12[5]	350,000	119,000
Morgan Stanley
4.10% due 05/22/23	100,000	92,392
TIG Holdings, Inc.
8.60% due 01/15/27[4]	34,000	30,940
Total Financials		23,422,843
Consumer Discretionary - 5.8%
Expedia, Inc.
5.95% due 08/15/20	1,530,000	1,623,731
Sabre, Inc.
8.50% due 05/15/19[4]	1,150,000	1,224,750
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	825,000	843,562
WMG Acquisition Corp.
11.50% due 10/01/18	655,000	749,975
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[4]	550,000	508,750
QVC, Inc.
4.38% due 03/15/23[4]	500,000	466,386
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[4]	400,000	381,000
GRD Holdings III Corp.
10.75% due 06/01/19[4]	250,000	267,500
Stanadyne Corp.
10.00% due 08/15/14	240,000	222,000
Total Consumer Discretionary		6,287,654
Materials - 5.2%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,200,000	1,034,602
4.45% due 11/15/21[4]	500,000	448,707
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[4]	1,300,000	1,176,619

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 44.0% (continued)
Materials - 5.2% (continued)
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	$1,250,000	$1,105,305
IAMGOLD Corp.
6.75% due 10/01/20[4]	905,000	764,725
APERAM
7.75% due 04/01/18[4]	575,000	546,250
Barrick Gold Corp.
4.10% due 05/01/23[4]	625,000	522,160
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	21,299
Constar International, Inc
11.00% due 12/31/17	5,698	7,659
Total Materials		5,627,326
Energy - 4.6%
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,250,000	1,271,875
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	1,200,000	1,239,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	600,000	612,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4]	600,000	603,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	300,000	312,750
SESI LLC
7.13% due 12/15/21	250,000	270,000
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	250,000	257,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	150,000	158,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	150,000	154,500
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4]	90,000	91,350
Williams Companies, Inc.
8.75% due 03/15/32	12,000	15,222
Total Energy		4,985,447
Industrials - 2.9%
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[4]	1,300,000	1,345,733
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	719,363
Dun & Bradstreet Corp.
4.38% due 12/01/22	630,000	608,584
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	477,042
Total Industrials		3,150,722
Telecommunication Services - 1.8%
Univision Communications, Inc.
6.75% due 09/15/22[4]	750,000	787,500
Avaya, Inc.
7.00% due 04/01/19[4]	650,000	586,625
Lynx I Corp.
5.38% due 04/15/21[4]	300,000	301,500
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	170,000	188,700
Nortel Networks Ltd.
6.88% due 09/01/23[5]	31,000	16,740
Total Telecommunication Services		1,881,065
Information Technology - 1.4%
First Data Corp.
6.75% due 11/01/20[4]	1,000,000	1,017,500
8.75% due 01/15/22[4]	250,000	256,875
VeriSign, Inc.
4.63% due 05/01/23[4]	200,000	194,000
Total Information Technology		1,468,375
Industrial - 0.6%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	700,000	668,500
Total Corporate Bonds
(Cost $53,180,306)		47,491,932
ASSET BACKED SECURITIES†† - 36.9%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	2,671,899	2,658,538
KKR Financial CLO 2007-1 Corp.
2007-1A, 1.73% due 05/15/21[2,4]	1,650,000	1,572,694
2007-1A, 2.53% due 05/15/21[2,4]	1,000,000	921,981
Northwoods Capital Viii Ltd.
2007-8A, 2.28% due 07/28/22[2,4]	1,950,000	1,834,794
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
2005-W3, 0.53% due 11/25/35[2]	1,982,235	1,815,955
Emporia Preferred Funding
1.23% due 10/18/18	2,000,000	1,769,594

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.9% (continued)
West Coast Funding Ltd.
2006-1A, 0.41% due 11/02/41[2,4]	$1,822,200	$1,741,877
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.47% due 07/09/17	1,768,000	1,668,939
T2 Income Fund CLO Ltd.
2007-1A, 1.78% due 07/15/19[2,4]	1,600,000	1,480,898
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.47% due 11/25/52[2,4]	1,519,948	1,402,821
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[2,4]	1,500,000	1,391,489
Aberdeen Loan Funding Ltd.
2008-1A, 1.92% due 11/01/18[2,4]	1,320,000	1,256,350
Battalion CLO II Ltd.
2012-2A, 4.28% due 11/15/19[2,4]	1,250,000	1,250,175
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[2,4]	1,400,000	1,242,817
Telos CLO Ltd.
2013-3A, 3.38% due 01/17/24[2,4]	1,250,000	1,227,770
Knightsbridge CLO
2007-1A, 3.03% due 01/11/22[2,4]	1,250,000	1,212,900
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.67% due 01/15/23[2,4]	1,000,000	1,004,510
Rockwall CDO II Ltd.
2007-1A, 0.82% due 08/01/24[2,4]	1,100,000	992,156
Telos Clo 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[2,4]	1,100,000	977,649
N-Star Real Estate CDO IX Ltd.
0.52% due 02/01/41	1,020,799	925,467
Drug Royalty II Limited Partnership 1 2012-1
2012-1, 4.28% due 01/15/25[2,4]	896,731	912,388
Citigroup Commercial Mortgage Trust 2013-375P
3.63% due 05/10/35	1,000,000	901,573
MCF CLO LLC
3.95% due 06/02/13	900,000	899,766
CGRBS_13-VNO5
3.70% due 03/15/35	1,000,000	884,031
ICE EM CLO
2007-1A, 1.06% due 08/15/22[2,4]	850,000	793,866
KKR Financial CLO 2007-A Corp.
2007-AA, 2.93% due 10/15/17[2,4]	750,000	770,108
Newstar Trust
2012-2A, 3.56% due 01/20/23[2,4]	750,000	749,895
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.45% due 04/25/36[2]	600,000	499,604
Acis CLO 2013-1 Ltd.
2013-1A, 3.28% due 04/18/24[2,4]	500,000	495,455
Latitude CLO II Corp.
2006-2A, 1.07% due 12/15/18[2,4]	500,000	478,895
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/22[2,4]	500,000	471,230
Cerberus Offshore Levered I, LP
2012-1A, 5.03% due 11/30/18[2,4]	450,000	451,454
Newcastle CDO Ltd.
0.45% due 05/25/52	427,402	415,132
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[2,4]	450,000	396,351
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[2,4]	500,000	383,165
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[2,4]	400,000	369,476
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[2,4]	350,000	316,306
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.28% due 01/15/22[2,4]	250,000	253,855
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[4]	250,000	217,825
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.45% due 08/25/35[2]	217,640	215,625
GSAA Home Equity Trust 2007-7
2007-7, 0.46% due 07/25/37[2]	245,951	203,002
New Century Home Equity Loan Trust Series 2005-1
2005-1, 0.67% due 03/25/35[2]	200,000	169,020
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[2,4]	165,285	161,270
First Frankin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.53% due 01/25/36[2]	50,000	42,094

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.9% (continued)
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4]	$6,563	$6,558
Total Asset Backed Securities
(Cost $39,232,978)		39,807,318
SENIOR FLOATING RATE INTERESTS†† - 4.7%
Consumer Discretionary - 2.1%
Landry's, Inc.
4.75% due 04/24/18	797,985	799,318
Travelport Holdings Ltd.
6.25% due 06/21/19	500,000	493,750
Party City Holdings, Inc.
4.25% due 07/27/19	447,750	443,926
Ollies Bargain Outlet
5.25% due 09/28/19	398,000	395,015
Emerald Expositions
5.50% due 06/12/20	100,000	99,500
Total Consumer Discretionary		2,231,509
Telecommunication Services - 1.7%
Cablevision Systems
2.70% due 04/15/20	1,250,000	1,234,375
Asurion Corp.
4.50% due 05/24/19	473,813	468,956
Charter Communications Operating
due 04/10/20[6]	150,000	148,008
Total Telecommunication Services		1,851,339
Industrials - 0.5%
AABS Ltd.
4.88% due 01/12/38	486,979	494,893
Information Technology - 0.2%
Nusil Corp.
5.25% due 04/07/17	248,638	248,222
Consumer Staples - 0.1%
CTI Foods Holding Co. LLC
due 06/12/20[6]	100,000	99,250
Financials - 0.1%
American Stock Transfer & Trust
due 06/11/20[6]	100,000	98,875
Total Senior Floating Rate Interests
(Cost $5,034,610)		5,024,088
U.S. TREASURY BILLS† - 4.6%
U.S. Treasury Bill
0.00% due 07/05/13	5,000,000	4,999,995
Total U.S. Treasury Bills
(Cost $4,999,997)		4,999,995
COLLATERALIZED MORTGAGE OBLIGATION†† - 4.5%
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.32% due 12/15/20[2,4]	953,326	931,888
2006-FL12,0.48% due 12/15/20[2,4]	492,963	462,159
2006-FL12,0.42% due 12/15/20[2,4]	328,604	309,714
2006-FL12,0.53% due 12/15/20[2,4]	164,321	153,642
VNO 2012-6AVE Mortgage Trust
2012-6AVE,3.45% due 11/15/30[2,4]	1,250,000	1,081,475
MASTR Adjustable Rate Mortgages Trust 2003-5
2003-5,2.09% due 11/25/33[2]	1,085,006	1,038,188
Sequoia Mortgage Trust
2.50% due 06/25/43[2]	648,655	603,556
T2 Income Fund CLO Ltd.
2007-1X,1.78% due 07/15/19[2]	250,000	231,390
JP Morgan Mortgage Trust 2006-A3
2006-A3,2.85% due 04/25/36[2]	43,083	35,772
Total Collateralized Mortgage Obligation
(Cost $5,010,107)		4,847,784
MORTGAGE BACKED SECURITIES†† - 2.7%
Fannie Mae[7]
2013-28,3.00% due 04/25/43	975,660	872,561
2013-17,2.50% due 03/25/43	457,206	438,230
2013-34,3.00% due 04/25/43	472,491	428,477
2013-54,3.00% due 06/25/33	150,000	154,067
1990-108,7.00% due 09/25/20	10,728	11,951
Freddie Mac[7]
2013-4184,3.00% due 03/15/43	559,920	501,753
2013-4180,3.00% due 03/15/43	467,769	411,636
2013-4204,3.00% due 06/01/43	100,000	91,500
Ginnie Mae
#518436, 7.25% due 09/15/29	9,867	11,594
#1849, 8.50% due 08/20/24	1,547	1,803
Total Mortgage Backed Securities
(Cost $3,120,215)		2,923,572
Total Investments - 100.3%
(Cost $115,397,137)		$108,270,954
Other Assets & Liabilities, net - (0.3)%		(318,817)
Total Net Assets - 100.0%		$107,952,137

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[3]	Perpetual maturity.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $54,474,006 (cost $59,959,393), or 50.5% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security with no rate was unsettled at June 30, 2013.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
PREFERRED STOCKS† - 2.0%
Aspen Insurance Holdings Ltd.
5.95% due[1,2]	320,000	$8,160,000
Goldman Sachs Group, Inc.
5.50% due*,1	260,000	6,276,400
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
due 11/20/16*,1,3	5,200	2,160,940
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	70,000	1,820,000
Whitehorse II Ltd.
due 06/15/17*,1,3	2,100,000	1,050,000
Total Preferred Stocks
(Cost $19,197,250)		19,467,340
EXCHANGE TRADED FUNDS† - 0.1%
iShares MSCI Spain Capped ETF	22,730	629,394
Total Exchange Traded Funds
(Cost $510,823)		629,394

	Face Amount
CORPORATE BONDS†† - 39.9%
Financials - 17.0%
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	$9,800,000	9,358,999
7.13% due 12/15/49[1,2]	2,150,000	2,429,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	7,000,000	6,824,999
6.50% due 07/01/21[3]	3,550,000	3,408,000
7.88% due 10/01/20[3]	950,000	1,007,000
9.63% due 05/01/19[3]	390,000	434,850
Bank of America Corp.
5.20% due 12/29/49[1,2]	12,200,000	11,467,999
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	11,720,000	11,075,400
Citigroup, Inc.
5.35% due 05/29/49[1,2]	6,725,000	6,304,688
5.95% due 12/29/49[1,2]	3,800,000	3,781,380
Deutsche Bank AG
4.30% due 05/24/28[1]	9,550,000	8,817,897
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	8,875,000	8,453,438
EPR Properties
5.75% due 08/15/22	4,350,000	4,401,665
5.25% due 07/15/23	4,000,000	3,884,856
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	7,650,000	7,191,000
Morgan Stanley
4.10% due 05/22/23	7,750,000	7,160,372
ING US, Inc.
5.65% due 05/15/53[1,3]	7,500,000	7,050,000
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	6,150,000	5,734,875
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	5,750,000	5,581,549
Prudential Financial, Inc.
5.63% due 06/15/43[1]	3,800,000	3,724,000
5.88% due 09/15/42[1]	1,000,000	1,002,500
Farmers Exchange Capital
7.05% due 07/15/28[3]	4,000,000	4,656,124
Jefferies Group LLC
5.13% due 01/20/23	2,400,000	2,381,494
6.88% due 04/15/21	1,900,000	2,089,605
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	3,750,000	3,900,000
Kennedy-Wilson, Inc.
8.75% due 04/01/19[3]	2,925,000	3,144,375
Nippon Life Insurance Co.
5.00% due 10/18/42[1,3]	3,000,000	2,934,378
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	2,900,000	2,813,000
Macquarie Group Ltd.
6.25% due 01/14/21[3]	2,450,000	2,604,137
Nuveen Investments, Inc.
9.13% due 10/15/17[3]	2,490,000	2,496,225
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	2,350,000	2,150,292
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	2,000,000	1,945,000
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3]	1,400,000	1,894,320
StanCorp Financial Group, Inc.
5.00% due 08/15/22	1,750,000	1,761,596
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3]	1,766,400	1,748,736
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]	1,650,000	1,742,400
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	1,700,000	1,649,000
Hospitality Properties Trust
5.00% due 08/15/22	1,500,000	1,496,850
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,400,000	1,384,706
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	1,450,000	1,353,938
CNO Financial Group, Inc.
6.38% due 10/01/20[3]	1,000,000	1,062,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3]	825,000	800,250
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	315,000	351,675
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	250,000	258,125

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 39.9% (continued)
Financials - 17.0% (continued)
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	$125,000	$122,269
LCP Dakota Fund
10.00% due 08/17/15	92,000	92,000
Total Financials		165,927,962
Consumer Discretionary - 5.6%
MDC Partners, Inc.
6.75% due 04/01/20[3]	8,000,000	7,979,999
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[3]	5,400,000	4,994,999
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	4,230,000	4,674,149
Cinemark USA, Inc.
4.88% due 06/01/23[3]	4,700,000	4,512,000
Laureate Education, Inc.
9.25% due 09/01/19[3]	3,311,000	3,542,770
GRD Holdings III Corp.
10.75% due 06/01/19[3]	3,055,000	3,268,850
WMG Acquisition Corp.
11.50% due 10/01/18	1,670,000	1,912,150
6.00% due 01/15/21[3]	1,036,000	1,054,130
QVC, Inc.
4.38% due 03/15/23[3]	2,850,000	2,658,397
MCE Finance Ltd.
5.00% due 02/15/21[3]	2,700,000	2,531,250
Sabre, Inc.
8.50% due 05/15/19[3]	2,000,000	2,130,000
Caesars Entertainment Operating Company, Inc.
8.50% due 02/15/20	1,385,000	1,305,363
9.00% due 02/15/20[3]	710,000	676,275
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,450,000	1,482,625
Dufry Finance SCA
5.50% due 10/15/20[3]	1,300,000	1,303,435
Rural/Metro Corp.
10.13% due 07/15/19[3]	1,445,000	1,219,250
Stanadyne Corp.
10.00% due 08/15/14	1,100,000	1,017,500
CST Brands, Inc.
5.00% due 05/01/23[3]	1,000,000	975,000
ServiceMaster Co.
7.00% due 08/15/20	1,000,000	948,750
Southern Graphics, Inc.
8.38% due 10/15/20[3]	900,000	927,000
American Standard Americas
10.75% due 01/15/16[3]	500,000	525,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	500,000	516,251
Wok Acquisition Corp.
10.25% due 06/30/20[3]	465,000	511,500
Taylor Morrison Communities Incorporated / Monarch Communities Inc
7.75% due 04/15/20[3]	468,000	504,270
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	450,000	470,250
Lions Gate Entertainment, Inc.
10.25% due 11/01/16[3]	415,000	444,569
British Airways plc
5.63% due 06/20/20[3]	400,000	406,728
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	400,000	388,000
Ceridian Corp.
11.00% due 03/15/21[3]	350,000	386,750
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	267,128	297,847
Brunswick Corp.
4.63% due 05/15/21[3]	250,000	243,750
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	200,000	205,500
Live Nation Entertainment, Inc.
7.00% due 09/01/20[3]	190,000	199,738
INTCOMEX, Inc.
13.25% due 12/15/14	175,000	175,000
Seminole Indian Tribe of Florida
7.75% due 10/01/17[3]	125,000	132,813
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	111,293	113,518
Empire Today LLC / Empire Today Finance Corp.
11.38% due 02/01/17[3]	115,000	92,000
Total Consumer Discretionary		54,727,376
Energy - 4.1%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[3]	5,000,000	5,162,500
6.63% due 12/01/21[3]	2,500,000	2,406,250
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
5.88% due 08/01/23[3]	4,750,000	4,512,500
4.75% due 11/15/21[3]	1,750,000	1,575,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	5,050,000	5,138,375

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 39.9% (continued)
Energy - 4.1% (continued)
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	$3,750,000	$3,956,250
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
4.25% due 11/15/23[3]	3,250,000	2,900,625
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[3]	2,745,000	2,827,350
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	1,775,000	1,810,500
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,800,000	1,795,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,525,000	1,456,375
7.50% due 02/15/23	250,000	237,500
Pacific Drilling S.A.
5.38% due 06/01/20[3]	1,400,000	1,309,000
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21[3]	1,150,000	1,132,750
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[3]	1,000,000	1,005,000
Magnum Hunter Resources Corp.
9.75% due 05/15/20[3]	905,000	918,575
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[3]	900,000	886,500
Bristow Group, Inc.
6.25% due 10/15/22	500,000	512,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	400,000	417,000
Precision Drilling Corp.
6.50% due 12/15/21	125,000	126,563
Total Energy		40,086,613
Materials - 3.6%
TPC Group, Inc.
8.75% due 12/15/20[3]	6,950,000	7,106,375
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[3]	5,250,000	4,751,732
Barrick Gold Corp.
4.10% due 05/01/23[3]	5,000,000	4,177,280
Goldcorp, Inc.
3.70% due 03/15/23	4,000,000	3,542,104
Clearwater Paper Corp.
4.50% due 02/01/23[3]	2,750,000	2,612,500
Mirabela Nickel Ltd.
8.75% due 04/15/18[3]	2,948,000	2,328,920
Eldorado Gold Corp.
6.13% due 12/15/20[3]	2,250,000	2,171,250
APERAM
7.75% due 04/01/18[3]	2,235,000	2,123,250
IAMGOLD Corp.
6.75% due 10/01/20[3]	2,030,000	1,715,350
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,450,000	1,282,154
KGHM International Ltd.
7.75% due 06/15/19[3]	1,100,000	1,116,500
Hecla Mining Co.
6.88% due 05/01/21[3]	1,075,000	997,063
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	500,000	510,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	350,000	352,625
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	276,875
Alcoa, Inc.
5.87% due 02/23/22	250,000	243,251
Horsehead Holding Corp.
10.50% due 06/01/17[3]	125,000	132,188
Total Materials		35,439,417
Consumer Staples - 2.1%
Vector Group Ltd.
7.75% due 02/15/21	4,125,000	4,259,063
ARAMARK Corp.
5.75% due 03/15/20[3]	3,400,000	3,476,499
US Foods, Inc.
8.50% due 06/30/19	2,400,000	2,508,000
Spectrum Brands Escrow Corp.
6.38% due 11/15/20[3]	1,200,000	1,257,000
6.63% due 11/15/22[3]	1,150,000	1,204,625
Harbinger Group, Inc.
7.88% due 07/15/19[3]	1,800,000	1,840,500
B&G Foods, Inc.
4.63% due 06/01/21	1,800,000	1,719,000
Wells Enterprises, Inc.
6.75% due 02/01/20[3]	1,000,000	1,047,500
Barry Callebaut Services N.V.
5.50% due 06/15/23[3]	1,000,000	993,082
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	638,000	677,875

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 39.9% (continued)
Consumer Staples - 2.1% (continued)
Central Garden and Pet Co.
8.25% due 03/01/18	$525,000	$531,563
Armored Autogroup, Inc.
9.25% due 11/01/18	500,000	458,750
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[3]	75,000	80,625
Total Consumer Staples		20,054,082
Information Technology - 2.1%
Stream Global Services, Inc.
11.25% due 10/01/14[3]	3,880,000	3,918,800
Aspect Software, Inc.
10.63% due 05/15/17	3,364,000	3,372,410
Eagle Midco, Inc.
9.00% due 06/15/18[3]	2,950,000	2,876,250
First Data Corp.
6.75% due 11/01/20[3]	1,950,000	1,984,125
8.75% due 01/15/22[3]	300,000	308,250
Equinix, Inc.
5.38% due 04/01/23	2,250,000	2,205,000
IMS Health, Inc.
6.00% due 11/01/20[3]	1,400,000	1,424,500
12.50% due 03/01/18[3]	280,000	325,500
Brocade Communications Systems, Inc.
4.63% due 01/15/23[3]	1,750,000	1,645,000
IAC
4.75% due 12/15/22[3]	870,000	822,150
ViaSat, Inc.
6.88% due 06/15/20	750,000	791,250
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	329	330,645
Total Information Technology		20,003,880
Telecommunications - 1.2%
DISH DBS Corp.
4.25% due 04/01/18[3]	5,500,000	5,390,000
5.88% due 07/15/22	1,250,000	1,268,750
6.75% due 06/01/21	250,000	265,625
Univision Communications, Inc.
5.13% due 05/15/23[3]	1,700,000	1,606,500
6.75% due 09/15/22[3]	1,300,000	1,365,000
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	2,275,000	2,246,563
Total Telecommunications		12,142,438
Health Care - 1.2%
Tenet Healthcare Corp.
4.38% due 10/01/21[3]	7,400,000	6,789,500
Apria Healthcare Group, Inc.
12.38% due 11/01/14	1,858,000	1,883,548
HCA, Inc.
4.75% due 05/01/23	1,900,000	1,819,250
Hologic, Inc.
6.25% due 08/01/20	750,000	777,656
Symbion, Inc.
8.00% due 06/15/16	600,000	624,000
Physio-Control International, Inc.
9.88% due 01/15/19[3]	125,000	137,500
Total Health Care		12,031,454
Telecommunication Services - 1.2%
Avaya, Inc.
7.00% due 04/01/19[3]	5,175,000	4,670,437
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	1,320,000	1,405,800
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	1,220,000	1,354,200
Lynx I Corp.
5.38% due 04/15/21[3]	1,250,000	1,256,250
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[3]	1,200,000	1,134,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[3]	875,000	896,875
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[3]	900,000	868,500
CommScope, Inc.
8.25% due 01/15/19[3]	325,000	346,938
Total Telecommunication Services		11,933,000
Industrials - 1.0%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	2,103,091	2,003,194
CEVA Group plc
8.38% due 12/01/17[3]	1,755,000	1,719,900
Chicago Bridge & Iron Co.
5.15% due 12/27/22	1,650,000	1,582,598
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	1,400,000	1,498,000
SBM Baleia Azul Sarl
5.50% due 09/15/27	1,088,120	1,049,492
Embraer S.A.
5.15% due 06/15/22	750,000	751,875
FTI Consulting, Inc.
6.00% due 11/15/22[3]	650,000	658,125
Clean Harbors, Inc.
5.13% due 06/01/21	650,000	654,875
Coleman Cable, Inc.
9.00% due 02/15/18	105,000	111,300

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 39.9% (continued)
Industrials - 1.0% (continued)
Victor Technologies Group, Inc.
9.00% due 12/15/17	$100,000	$107,750
Total Industrials		10,137,109
Utilities - 0.5%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	2,600,000	2,606,500
AES Corp.
4.88% due 05/15/23	2,500,000	2,331,250
7.38% due 07/01/21	125,000	137,188
FPL Energy National Wind LLC
5.61% due 03/10/24[3]	131,891	119,727
Total Utilities		5,194,665
Financial Institutions - 0.3%
GETCO Financing Escrow LLC
8.25% due 06/15/18[3]	3,135,000	2,962,575
Total Corporate Bonds
(Cost $403,238,648)		390,640,571
SENIOR FLOATING RATE INTERESTS†† - 27.8%
Consumer Discretionary - 8.7%
Travelport Holdings Ltd.
6.25% due 06/21/19	5,625,000	5,554,687
5.53% due 08/23/15	4,670,000	4,647,631
due 12/01/16[4]	640,000	634,720
ROC Finance LLC
5.00% due 03/27/19	6,350,000	6,339,395
Party City Holdings, Inc.
4.25% due 07/27/19	5,414,169	5,367,932
Landry's, Inc.
4.75% due 04/24/18	4,688,161	4,695,989
SIRVA Worldwide, Inc.
7.50% due 03/27/19	3,900,000	3,822,000
Rite Aid Corp.
4.00% due 02/21/20	2,200,000	2,189,924
due 06/11/21[4]	850,000	846,813
5.75% due 08/21/20	300,000	303,750
David'S Bridal, Inc.
5.00% due 10/11/19	2,942,625	2,940,800
Endurance International Group, Inc.
6.25% due 11/09/19	1,447,625	1,453,054
10.25% due 05/09/20	1,200,000	1,206,000
Regent Seven Seas Cruises, Inc.
4.75% due 12/21/18	2,518,125	2,527,568
Blue Coat Systems, Inc.
5.75% due 05/31/19	2,481,250	2,464,700
ServiceMaster Co.
4.25% due 01/31/17	2,493,750	2,460,508
BJ's Wholesale Club, Inc.
4.25% due 09/26/19	2,370,060	2,357,475
Fleetpride Corp.
5.25% due 11/19/19	1,995,000	1,935,150
9.25% due 05/15/20	250,000	236,875
due 11/19/19	150,000	145,500
Serta Simmons Holdings LLC
5.00% due 10/01/19	2,089,500	2,087,412
6.00% due 10/01/19	5,250	5,245
Transtar Industries, Inc.
9.75% due 10/09/19	1,050,000	1,073,625
5.50% due 10/09/18	895,500	898,858
RGIS Services LLC
5.50% due 10/18/17	1,637,594	1,633,466
4.53% due 10/18/16	88,120	87,625
Digital Cinema
3.25% due 05/17/21	1,700,000	1,691,500
TI Automotive Ltd.
5.50% due 03/28/19	1,650,000	1,665,477
Southern Graphics
5.00% due 10/17/19	1,645,875	1,646,912
HD Supply, Inc.
4.50% due 10/12/17	1,645,106	1,640,648
California Pizza Kitchen, Inc.
5.25% due 03/29/18	1,596,000	1,592,010
6.50% due 03/29/18	4,000	3,990
Equinox Fitness
4.50% due 01/31/20	1,500,000	1,496,250
Sutherland Global Services, Inc.
7.25% due 03/06/19	1,500,000	1,496,250
Emerald Expositions
5.50% due 06/12/20	1,500,000	1,492,500
Guitar Center, Inc.
5.54% due 04/09/17	1,497,559	1,481,954
Caesars Entertainment Operating Company, Inc.
5.44% due 01/28/18	1,528,228	1,348,661
Jacobs Entertainment, Inc.
6.25% due 10/29/18	1,243,750	1,243,750
Smart & Final Stores LLC
5.75% due 11/15/19	848,125	840,492
4.50% due 11/15/19	200,000	198,200
Ollies Bargain Outlet
5.25% due 09/28/19	995,501	988,035
GCA Services Group, Inc.
9.25% due 11/01/20	550,000	558,250
5.25% due 11/01/19	349,192	351,113
Fender Musical Instruments Corp.
5.75% due 04/03/19	900,000	900,000
Fly Leasing Ltd.
4.50% due 08/08/18	875,875	877,241
IntraWest Holdings S.à r.l.
7.00% due 12/04/17	748,125	753,115
ARAMARK Corp.
4.00% due 09/09/19	730,000	727,263

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 27.8% (continued)
Consumer Discretionary - 8.7% (continued)
Emergency Medical Services Corp.
4.00% due 05/25/18	$698,222	$695,227
Armored AutoGroup, Inc.
6.00% due 11/05/16	695,695	690,332
Horseshoe Baltimore
due 04/26/20[4]	550,000	556,875
Edmentum, Inc.
6.00% due 05/17/18	540,656	540,656
Osmose Holdings, Inc.
4.75% due 11/26/18	450,000	448,686
Playpower, Inc.
7.50% due 06/30/15	398,985	359,086
Schaeffler AG
4.25% due 01/27/17	250,000	250,063
Cannery Casino Resorts LLC
6.00% due 10/02/18	177,750	176,950
NAB Holdings LLC
7.00% due 04/24/18	165,638	166,259
Boyd Gaming Corp.
6.00% due 12/17/15	159,375	159,574
Container Store
5.50% due 04/06/19	89,323	89,268
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	69,269	69,615
CKX Entertainment, Inc.
9.00% due 06/21/17	43,475	39,128
Total Consumer Discretionary		85,152,032
Information Technology - 3.8%
Associated Partners, Inc.
6.70% due 12/21/15	4,250,000	4,249,999
First Data Corp.
4.19% due 03/23/18	3,110,000	3,028,363
4.19% due 03/24/17	178,213	173,925
Deltek Systems, Inc
5.00% due 10/10/18	1,496,250	1,489,397
10.00% due 10/10/19	950,000	956,337
5.70% due 10/10/18	700,000	696,794
SumTotal Systems
6.25% due 11/16/18	2,487,500	2,493,718
6.25% due 11/16/18	300,000	300,750
7.25% due 11/16/18	6,250	6,266
Paradigm, Ltd.
4.75% due 07/30/19	2,690,756	2,684,029
Kronos, Inc.
4.50% due 10/30/19	2,394,000	2,396,394
Applied Systems, Inc.
4.25% due 12/08/16	1,400,000	1,402,632
8.25% due 06/08/17	950,000	952,974
Wall Street Systems
5.75% due 10/25/19	1,446,375	1,443,670
9.25% due 10/25/20	600,000	602,250
Go Daddy Operating Company LLC
4.25% due 12/17/18	1,542,927	1,532,806
IPC Systems, Inc.
7.75% due 07/31/17	1,595,250	1,523,464
Misys plc
12.00% due 06/06/19	1,075,000	1,214,750
Eze Castle Software, Inc.
4.75% due 03/14/20	1,000,000	998,750
8.75% due 03/14/21	150,000	151,250
SRS Distribution, Inc.
4.75% due 08/28/19	1,150,000	1,138,500
Ceridian Corp.
5.94% due 05/09/17	1,055,371	1,057,017
Entrust, Inc.
6.25% due 10/31/18	987,494	977,619
MModal
7.50% due 08/16/19	820,715	796,610
Redprairie Corp.
6.75% due 12/21/18	698,250	700,289
Verint Systems, Inc.
4.00% due 09/06/19	698,250	697,670
Novell, Inc.
7.25% due 11/22/17	687,358	686,746
8.00% due 11/22/17	6,392	6,386
Ascensus, Inc.
8.00% due 12/21/18	548,625	554,111
Infor (US), Inc.
3.75% due 06/03/20	500,000	492,815
ION Trading Technologies Ltd.
8.25% due 05/21/21	425,000	423,938
Mirion Technologies
5.75% due 04/08/18	399,496	399,496
Sungard Data Systems, Inc
4.00% due 03/07/20	400,000	399,300
CCC Information Services, Inc.
5.25% due 12/20/19	249,375	247,088
Greeneden U.S. Holdings II LLC
4.00% due 01/31/20	140,154	139,191
Aspect Software, Inc.
7.00% due 05/07/16	105,745	105,569
Sophos
6.50% due 05/10/19	39,700	39,552
Total Information Technology		37,160,415
Industrials - 3.4%
American Petroleum Tankers
4.75% due 09/28/19	1,800,000	1,793,250
due 06/19/20[4]	900,000	893,250
Berlin Packaging LLC
4.75% due 04/10/19	2,000,000	1,999,999
8.75% due 04/10/20	600,000	603,000
AABS Ltd.
4.88% due 01/12/38	2,094,010	2,128,037
Sabre, Inc.
5.25% due 02/19/19	2,081,798	2,092,623
Avis Budget Car Rental LLC
3.00% due 03/15/19	2,000,000	2,000,000
Thermasys Corp.
5.25% due 05/03/19	1,950,000	1,944,150

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 27.8% (continued)
Industrials - 3.4% (continued)
Capital Automotive LP
6.00% due 04/18/20	$1,250,000	$1,256,250
4.00% due 04/10/19	397,365	396,992
PACT Group
3.75% due 05/22/20	1,500,000	1,488,750
Dematic S.A.
5.25% due 12/28/19	1,446,875	1,445,066
NaNa Development Corp.
8.00% due 03/15/18	1,300,000	1,313,000
CPM Acquisition Corp.
6.25% due 08/29/17	855,700	853,560
10.25% due 03/01/18	450,000	451,125
Laureate Education, Inc.
5.25% due 06/15/18	1,312,383	1,301,726
Powerteam Services LLC
4.25% due 05/06/20	1,044,444	1,031,389
8.25% due 11/06/20	275,000	270,188
US Shipping Corp.
9.00% due 04/30/18	1,160,000	1,158,063
Advanced Disposal Services, Inc.
4.25% due 10/05/19	997,500	993,261
ValleyCrest Companies LLC
5.50% due 06/13/19	900,000	895,275
CPG International I, Inc.
5.75% due 09/21/19	845,750	846,596
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	772,500	768,638
Realogy Corp.
4.50% due 03/05/20	750,000	750,188
Doncasters Group Ltd.
9.50% due 10/09/20	700,000	698,250
SRA International, Inc.
6.50% due 07/20/18	660,000	654,773
Hunter Fan Co.
6.50% due 12/20/17	650,000	647,290
Panolam Industries International, Inc.
7.25% due 08/23/17	492,045	487,946
Ranpak
4.50% due 04/25/19	450,000	448,875
John Henry Holdings, Inc.
6.00% due 12/06/18	299,250	300,995
Navistar, Inc.
5.75% due 08/17/17	298,611	298,611
Sequa Corp.
5.25% due 06/19/17	249,375	249,582
Ceva Group plc
5.28% due 08/31/16	250,000	238,438
Targus Group International, Inc.
11.00% due 05/24/16	246,241	231,467
Helm Financial Corp.
6.25% due 06/01/17	148,485	148,362
Total Industrials		33,078,965
Financials - 3.3%
Intertrust Group
4.69% due 02/04/20	5,000,000	4,924,999
First Advantage Corp.
6.25% due 02/28/19	2,850,000	2,828,625
10.50% due 08/28/19	1,400,000	1,386,000
iStar Financial, Inc.
4.50% due 10/15/17	3,274,609	3,265,407
7.00% due 03/19/17	350,000	366,334
USI Holdings Corp.
5.25% due 12/27/19	1,945,125	1,948,782
National Financial Partners
due 06/19/20[4]	1,950,000	1,936,194
Topaz Power Holdings LLC
5.25% due 02/26/20	1,845,375	1,840,300
American Stock Transfer & Trust
due 06/11/20[4]	1,650,000	1,631,438
American Capital Ltd.
5.50% due 08/22/16	1,500,000	1,502,505
Cooper Gay Swett & Crawford
5.00% due 04/16/20	850,000	845,750
8.25% due 10/16/20	400,000	400,000
LPL Holdings, Inc.
3.25% due 03/29/19	1,250,000	1,243,225
CNO Financial Group, Inc.
5.00% due 09/28/18	1,051,342	1,044,120
Duff & Phelps Corp.
4.50% due 03/14/20	1,000,000	1,001,250
Ocwen Financial Corp.
5.00% due 02/15/18	860,000	863,586
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	698,250	695,632
9.25% due 06/10/20	116,932	118,101
Confie Seguros
6.50% due 11/09/18	765,708	761,879
Excelitas Technologies Corp.
5.00% due 11/29/16	672,786	672,786
HDV Holdings
6.75% due 12/18/18	675,000	669,938
Ranpak
8.50% due 04/23/20	650,000	650,000
Nuveen Investments, Inc.
4.20% due 05/13/17	500,000	495,470
Knight/Getco
due 11/30/17[4]	450,000	442,688
Level 3 Financing, Inc.
5.25% due 08/01/19	360,000	360,000
AlixPartners, LLP
4.50% due 06/28/19	300,000	300,189

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 27.8% (continued)
Financials - 3.3% (continued)
Harbourvest
4.75% due 11/21/17	$181,531	$182,439
Total Financials		32,377,637
Telecommunication Services - 3.1%
EMI Music Publishing
4.25% due 06/29/18	8,000,000	7,997,520
Cablevision Systems
2.70% due 04/15/20	8,000,000	7,899,999
Avaya, Inc.
8.00% due 03/31/18	2,944,808	2,755,251
4.77% due 10/26/17	1,344,525	1,175,545
Alcatel-Lucent
7.25% due 01/30/19	2,415,200	2,434,328
6.25% due 07/31/16	580,000	584,443
Light Tower Fiber LLC
4.50% due 04/13/20	1,600,000	1,587,008
Syniverse Technologies, Inc.
4.00% due 04/23/19	1,500,000	1,492,500
Mitel Networks Corp.
7.00% due 02/27/19	1,098,375	1,095,629
Cengage Learning Acquisitions, Inc.
7.50% due 07/03/14	728,089	545,157
5.70% due 07/31/17	708,945	521,663
Gogo LLC
11.25% due 06/21/17	764,514	764,514
Asurion Corp.
4.50% due 05/24/19	528,675	523,256
11.00% due 09/02/19	130,000	135,200
Commscope, Inc.
3.75% due 01/14/18	498,728	498,937
Mosaid Technologies
7.00% due 12/23/16	372,297	371,367
Zayo Group LLC
4.50% due 07/02/19	198,500	198,169
Total Telecommunication Services		30,580,486
Health Care - 2.7%
Bausch & Lomb, Inc.
6.25% due 05/31/18	6,000,000	6,004,979
Apria Healthcare Group, Inc.
6.75% due 04/01/20	4,100,000	4,111,542
PRA International
6.50% due 12/10/17	1,407,365	1,416,161
10.50% due 06/10/19	1,150,000	1,164,375
Learning Care Group (US), Inc.
6.00% due 05/08/19	2,525,000	2,507,654
CHG Healthcare
5.00% due 11/19/19	2,319,388	2,323,006
Merge Healthcare, Inc.
6.00% due 04/23/19	2,250,000	2,261,250
One Call Medical, Inc.
5.50% due 08/19/19	2,089,500	2,089,500
Harvard Drug
5.00% due 10/29/19	1,254,565	1,256,133
DJO Finance LLC
4.75% due 09/15/17	1,246,875	1,252,848
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	300,000	297,564
4.25% due 09/15/17	249,375	249,427
3.69% due 09/15/16	246,084	245,161
Sage Products, Inc.
4.25% due 12/13/19	736,842	735,464
VWR International LLC
4.19% due 04/03/17	199,500	198,503
Total Health Care		26,113,567
Consumer Staples - 1.3%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	2,250,000	2,283,751
5.75% due 07/10/17	997,500	1,000,203
Performance Food Group
6.25% due 11/07/19	2,275,000	2,252,250
Grocery Outlet, Inc.
5.50% due 12/17/18	2,046,625	2,041,508
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	995,850	997,921
due 05/10/19[4]	380,000	380,790
6.00% due 04/22/19	200,000	200,416
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	900,000	901,125
10.75% due 10/01/19	450,000	449,438
CTI Foods Holding Co. LLC
due 06/12/20[4]	800,000	794,000
due 06/14/19[4]	150,000	149,250
Tomkins LLC
5.00% due 11/09/18	648,375	651,079
Hostess Brands
6.75% due 04/09/20	565,000	574,418
Total Consumer Staples		12,676,149
Energy - 0.9%
P2 Energy
6.00% due 11/20/18	2,338,998	2,350,693
10.00% due 05/20/19	700,000	703,500
Sheridan Production Partners
5.00% due 09/25/19	1,198,124	1,190,132
5.00% due 10/01/19	85,626	85,055
Varel International Energy Funding Corp.
9.25% due 07/17/17	992,500	1,012,350
Panda Temple II Power
7.25% due 04/03/19	1,000,000	1,010,000
Murray Energy
4.75% due 05/09/19	1,000,000	991,250
Shelf Drilling Holdings Ltd.
6.25% due 05/31/18	598,500	602,989
Rice Energy
8.50% due 10/25/18	600,000	601,500
EquiPower Resources Holdings LLC
5.50% due 12/21/18	332,912	330,831

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 27.8% (continued)
Energy - 0.9% (continued)
EP Energy LLC
4.50% due 04/30/19	$150,000	$149,946
Total Energy		9,028,246
Utilities - 0.3%
MRC Global, Inc.
6.00% due 11/08/19	1,791,000	1,796,964
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	800,000	827,336
Total Utilities		2,624,300
Materials - 0.2%
Univar, Inc.
5.00% due 06/30/17	1,617,288	1,576,629
Telecommunications - 0.1%
Univision Communications, Inc.
4.50% due 03/01/20	1,117,200	1,104,632
Total Senior Floating Rate Interests
(Cost $270,532,152)		271,473,058
ASSET BACKED SECURITIES†† - 27.6%
N-Star Real Estate CDO IX Ltd.
0.52% due 02/01/41	14,847,987	13,461,333
Citigroup Commercial Mortgage Trust 2013-375P
3.63% due 05/10/35	12,000,000	10,614,120
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,3]	10,850,000	10,003,489
Highland Park CDO Ltd.
2006-1A, 0.60% due 11/25/51[1,3]	10,724,620	9,612,047
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.47% due 11/25/52[1,3]	8,636,068	7,970,572
Lehman XS Trust Series 2005-7N
2005-7N, 0.46% due 12/25/35[1]	8,951,381	7,696,997
Lehman XS Trust Series 2006-16N
2006-16N, 0.38% due 11/25/46[1]	9,743,457	7,588,468
Jasper CLO Ltd.
2005-1A, 1.17% due 08/01/17[1,3]	7,000,000	6,243,545
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,3]	4,600,000	3,525,118
2006-8A, 0.48% due 02/01/41[1,3]	2,830,397	2,626,184
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	6,543,041	5,885,439
Newcastle CDO Ltd.
2007-9A, 0.45% due 05/25/52	6,054,867	5,881,032
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	5,829,598	5,800,450
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.45% due 04/25/36[1]	6,613,922	5,507,241
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3]	6,450,000	5,342,213
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.34% due 01/25/37[1]	5,631,264	5,157,128
GSAA Home Equity Trust 2007-7
2007-7, 0.46% due 07/25/37[1]	6,189,768	5,108,891
New Century Home Equity Loan Trust Series 2004-4
2004-4, 0.99% due 02/25/35[1]	5,026,237	4,624,490
Liberty CLO Ltd.
2005-1A, 0.77% due 11/01/17[1,3]	4,750,000	4,409,070
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.28% due 12/20/18[1,3]	2,376,000	2,188,411
2006-1A, 0.88% due 12/20/18[1,3]	1,500,000	1,438,318
West Coast Funding Ltd.
2006-1A, 0.41% due 11/02/41[1,3]	3,644,400	3,483,754
Marathon Clo II Ltd.
2005-2A, 2.07% due 12/20/19[1,3]	2,050,000	1,969,415
2005-2A, 0.00% due 12/20/19[3]	2,250,000	1,491,255
Northwoods Capital Vii Ltd.
2006-7A, 3.78% due 10/22/21[1,3]	2,000,000	1,962,980
2006-7A, 1.83% due 10/22/21[1,3]	1,600,000	1,445,972
Rockwall CDO II Ltd.
2007-1A, 0.52% due 08/01/24[1,3]	2,592,421	2,417,432
2007-1A, 0.82% due 08/01/24[1,3]	1,050,000	947,058
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[1,3]	3,700,000	3,284,587
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/23[3]	3,250,000	3,219,450
GSAA Home Equity Trust 2006-14
2006-14, 0.44% due 09/25/36[1]	5,826,139	3,215,213

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 27.6% (continued)
CIT Mortgage Loan Trust 2007-1
2007-1, 1.64% due 10/25/37[1,3]	$3,750,000	$3,164,738
First Frankin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.53% due 01/25/36[1]	2,750,000	2,315,195
2006-FF1, 0.63% due 01/25/36[1]	1,225,000	838,846
Wachovia Asset Securitization Issuance II LLC 2007-He1 Trust
2007-HE1, 0.33% due 07/25/37[1,3]	3,572,274	3,078,907
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3]	3,250,000	2,958,183
HSI Asset Securitization Corporation Trust 2007-WF1
2007-WF1, 0.36% due 05/25/37[1]	3,090,714	2,820,997
Telos CLO Ltd.
2013-3A, 3.38% due 01/17/24[1,3]	1,750,000	1,718,878
2013-3A, 4.63% due 01/17/24[1,3]	1,050,000	989,655
Home Equity Asset Trust 2005-7
2005-7, 0.64% due 01/25/36[1]	3,250,000	2,704,140
Home Equity Asset Trust 2006-3
2006-3, 0.50% due 07/25/36[1]	3,100,000	2,679,687
CGRBS_13-VNO5
3.70% due 03/15/35	3,000,000	2,652,093
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[3]	2,850,000	2,597,234
Citigroup Mortgage Loan Trust 2007-WFH2
2007-WFH2, 0.54% due 03/25/37[1]	3,200,000	2,533,766
ACA CLO 2007-1 Ltd.
2007-1A, 1.23% due 06/15/22[1,3]	2,800,000	2,526,966
Park Place Securities Incorporated Series 2005-WHQ2
2005-WHQ2, 0.65% due 05/25/35[1]	3,000,000	2,519,235
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.28% due 10/23/21[1,3]	2,100,000	1,903,665
2007-6A, 1.53% due 10/23/21[1,3]	500,000	452,515
Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust
2006-1, 0.45% due 05/25/36[1]	2,800,000	2,355,646
New Century Home Equity Loan Trust Series 2005-1
2005-1, 0.67% due 03/25/35[1]	2,750,000	2,324,028
San Gabriel CLO Ltd.
2007-1A, 2.52% due 09/10/21[1,3]	2,450,000	2,263,114
Knightsbridge CLO
2007-1A, 5.28% due 01/11/22[1,3]	1,500,000	1,499,610
2007-1A, 3.03% due 01/11/22[1,3]	750,000	727,740
Acis CLO 2013-1 Ltd.
2013-1A, 4.83% due 04/18/24[1,3]	2,100,000	2,080,722
Fannie Mae[5]
2013-52, 3.00% due 06/25/43	1,600,000	1,453,717
2013-54, 3.00% due 06/25/43	650,000	626,031
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[1]	4,126,314	2,063,157
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.57% due 08/07/21[1,3]	2,100,000	1,983,175
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[1,3]	1,150,000	1,066,808
2005-1A, 1.17% due 11/01/17[1,3]	1,000,000	901,367
Bear Stearns Asset Backed Securities Trust 2005-3
2005-3, 0.94% due 09/25/35[1]	2,250,000	1,955,855
TCW Global Project Fund III Ltd.
2005-1A, 0.93% due 09/01/17[1,3]	1,500,000	1,409,295
2005-1A, 1.13% due 09/01/17[1,3]	600,000	528,132
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3]	2,000,000	1,887,820
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,3]	1,000,000	939,380
2007-1A, 2.57% due 09/30/22[1,3]	1,000,000	914,710
TCW Global Project Fund II Ltd.
2004-1A, 1.63% due 06/15/16[1,3]	2,000,000	1,805,420
Tricadia CDO 2005-4 Ltd.
2005-4A, 0.83% due 12/11/40[1,3]	1,750,000	1,670,270
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.95% due 03/30/22[1,3]	1,600,000	1,491,488
2006-1A, 0.54% due 03/30/22[1,3]	140,684	137,167

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 27.6% (continued)
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
2005-W3, 0.53% due 11/25/35[1]	$1,761,987	$1,614,181
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC 2006-HE5
2006-HE5, 0.33% due 07/25/36[1]	1,791,876	1,593,360
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[3]	1,800,000	1,568,340
Aerco Ltd.
2000-2A, 0.65% due 07/15/25[1]	2,080,742	1,560,556
Landmark VIII CDO Ltd.
2006-8A, 1.73% due 10/19/20[1,3]	1,650,000	1,523,585
MCF CLO LLC
3.95% due 06/02/13	1,500,000	1,499,610
Telos Clo 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[1,3]	1,650,000	1,466,474
Bacchus 2006-1 Ltd.
2006-1A, 1.83% due 01/20/19[1,3]	1,500,000	1,382,775
Westwood Cdo II Ltd.
2007-2X, 2.08% due 04/25/22[1]	1,550,000	1,366,043
Cerberus Offshore Levered I, LP
2012-1A, 6.28% due 11/30/18[1,3]	1,350,000	1,362,636
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.78% due 01/15/22[1,3]	1,250,000	1,291,588
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.93% due 03/25/35[1]	1,500,000	1,266,300
Aames Mortgage Investment Trust 2006-1
2006-1, 0.35% due 04/25/36[1]	1,359,572	1,243,882
ICE EM CLO
2007-1A, 1.31% due 08/15/22[1,3]	1,250,000	1,115,150
T2 Income Fund CLO Ltd.
2007-1A, 3.03% due 07/15/19[1,3]	700,000	650,180
2007-1A, 1.78% due 07/15/19[1,3]	400,000	370,224
Kingsland III Ltd.
2006-3A, 1.87% due 08/24/21[1,3]	1,140,000	1,015,124
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.97% due 04/29/19[1,3]	1,100,000	1,004,334
Battalion CLO II Ltd.
2012-2A, 3.03% due 11/15/19[1,3]	1,000,000	999,910
Churchill Financial Cayman Ltd.
2007-1A, 2.88% due 07/10/19[1,3]	1,000,000	999,810
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[1,3]	1,117,685	977,974
Fortress Credit Opportunities
0.61% due 07/15/19	1,100,000	974,132
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	950,000	938,245
Westchester CLO Ltd.
2007-1A, 0.61% due 08/01/22[1,3]	1,000,000	930,168
Pangaea CLO Ltd.
2007-1A, 0.78% due 10/21/21[1,3]	1,000,000	924,319
Credit Card Pass-Through Trust 2012-BIZ
2012-BIZ, 0.00% due 12/15/49[3]	1,212,779	914,059
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[1,3]	1,000,000	880,780
ACS 2007-1 Pass Through Trust
2007-1A, 0.50% due 06/14/37[1,3]	931,979	857,141
South Coast Funding V
2004-5A, 0.63% due 08/06/39[1,3]	853,777	836,702
Genesis Funding Ltd.
2006-1A, 0.43% due 12/19/32[1,3]	868,777	783,897
Central Park CLO Ltd.
2011-1A, 3.48% due 07/23/22[1,3]	750,000	740,640
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.27% due 05/25/20[1,3]	750,000	734,430
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.76% due 09/15/35[1,3]	737,415	713,205
Northwind Holdings LLC
2007-1A, 1.05% due 12/01/37[1,3]	781,375	703,238
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[1,3]	700,000	646,583
Asset Backed Securities Corporation Home Equity Loan Trust Series 2004-HE8
2004-HE8, 1.24% due 12/25/34[1]	750,000	644,324

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 27.6% (continued)
Summit Lake CLO Ltd.
2005-1A, 0.00% due 02/24/18[3]	$1,550,000	$626,898
MKP CBO I Ltd.
2004-3A, 0.93% due 05/08/39[1,3]	544,853	535,590
Structured Asset Receivables Trust Series 2005-1
2005-1A, 0.78% due 01/21/15[1,3]	591,666	532,499
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	2,400,000	480,000
GSC Partners Cdo Fund VI Ltd.
2005-6A, 1.13% due 10/23/17[1,3]	477,791	471,436
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,3]	479,325	467,683
Raspro Trust
2005-1A, 0.67% due 03/23/24[1,3]	495,740	451,123
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.22% due 12/20/20[1,3]	500,000	450,832
Copper River CLO Ltd.
2007-1A, 1.08% due 01/20/21[1,3]	500,000	428,125
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.47% due 07/09/17	442,000	417,235
ACS 2006-1 Pass Through Trust
2006-1A, 0.46% due 06/20/31[1,3]	451,475	408,585
Aircraft Lease Securitisation Ltd.
2007-1A, 0.45% due 05/10/32[1,3]	362,232	346,874
OFSI Fund Ltd.
2006-1A, 1.12% due 09/20/19[1,3]	370,000	329,717
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[1,3]	314,051	322,259
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	195,327	190,444
Castle Trust
2003-1AW, 0.94% due 05/15/27[1,3]	132,798	122,174
Total Asset Backed Securities
(Cost $270,455,730)		269,336,397
COLLATERALIZED MORTGAGE OBLIGATION†† - 6.5%
IndyMac INDX Mortgage Loan Trust 2006-AR4
2006-AR4,0.40% due 05/25/46[1]	14,150,266	11,744,721
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.42% due 12/15/20[1,3]	3,943,252	3,716,566
2006-FL12,0.48% due 12/15/20[1,3]	3,286,419	3,081,061
2006-FL12,0.53% due 12/15/20[1,3]	2,629,135	2,458,276
GreenPoint Mortgage Funding Trust 2006-AR1
2006-AR1,0.48% due 02/25/36[1]	9,425,482	7,445,566
WaMu Mortgage Pass Through Certificates
2006-AR11,1.09% due 09/25/46[1]	6,535,000	4,507,281
2007-OA1,0.87% due 02/25/47[1]	3,845,976	2,863,498
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA4
2007-OA4,0.38% due 08/25/47[1]	7,713,275	5,996,508
HarborView Mortgage Loan Trust 2006-12
2006-12,0.38% due 01/19/38[1]	6,961,391	5,604,031
Nomura Resecuritization Trust 2012-1R
2012-1R,0.63% due 08/27/47[1,3]	4,969,883	4,559,868
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1,0.42% due 02/25/36[1]	5,703,444	4,277,024
Alliance Bancorp Trust 2007-OA1
2007-OA1,0.43% due 07/25/37[1]	4,253,331	2,874,295
American Home Mortgage Assets Trust 2006-4
2006-4,0.38% due 10/25/46[1]	2,842,939	1,862,068
Bear Stearns Mortgage Funding Trust 2007-AR5
2007-AR5,0.36% due 06/25/47[1]	2,021,244	1,564,946
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.94% due 06/15/22[1,3]	1,053,056	1,026,090
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/29[3]	150,000	151,238
Total Collateralized Mortgage Obligation
(Cost $64,399,434)		63,733,037
MORTGAGE BACKED SECURITIES†† - 1.8%
Fannie Mae[5]
2013-28,3.00% due 04/25/43	3,414,810	3,053,962
2013-34,3.00% due 04/25/43	2,362,457	2,142,387
2013-17,2.50% due 03/25/43	2,133,630	2,045,072
2013-54,3.00% due 06/25/33	1,250,000	1,283,888
2013-2,3.00% due 02/25/43	1,138,359	1,068,968

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 1.8% (continued)
Freddie Mac[5]
2013-4184,3.00% due 03/15/43	$3,452,843	$3,094,142
2013-4204,3.00% due 05/15/43	2,994,111	2,785,162
2013-4180,3.00% due 03/15/43	2,338,847	2,058,180
Total Mortgage Backed Securities
(Cost $18,596,303)		17,531,761
	Contracts

OPTIONS PURCHASED† - 0.4%
Call options on:
January 2015 SPDR Gold Shares Expiring with strike price of $140.00	4,732	2,981,160
Put options on:
August 2013 S&P 500 Index Expiring with strike price of $625.00	181	781,920
Total Options Purchased
(Cost $7,579,381)		3,763,080
Total Long Investments - 106.1%
(Cost $1,054,509,721)		$1,036,574,638

OPTIONS WRITTEN† - 0.0%
Call options on:
SPDR Gold Trust Expiring January 2015 with strike price of $155.00	354	$(122,130)
Put options on:
S&P 500 Index Expiring August 2013 with strike price of $500.00	181	(211,770)
Total Options Written
(Premiums received $406,462)		(333,900)
Other Assets & Liabilities, net - (6.1)%		(59,196,296)
Total Net Assets - 100.0%		$977,044,442

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Bank of America September 2013 Swap, Terminating 09/06/13 (Notional Value $28,127,000)	55,000,000	$283,581

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $380,909,408 (cost $383,569,575), or 39.0% of total net assets.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
MUNICIPAL BONDS†† - 92.6%
California - 16.7%
State of California General Obligation Unlimited
5.00% due 09/01/36	$1,000,000	$1,046,370
5.00% due 02/01/27	750,000	815,715
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,854,031
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32	1,200,000	1,217,076
5.00% due 08/01/22	300,000	317,025
California Health Facilities Financing Authority Revenue Bonds
5.00% due 06/01/37	1,450,000	1,484,553
Apple Valley Unified School District General Obligation Unlimited
5.00% due 08/01/28	1,180,000	1,259,957
Stockton Unified School District General Obligation Unlimited
5.00% due 07/01/28	1,000,000	1,041,960
5.00% due 01/01/29	200,000	206,740
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/29	1,000,000	1,084,280
San Bernardino City Unified School District General Obligation Unlimited
5.00% due 08/01/25	250,000	272,518
5.00% due 08/01/26	250,000	269,220
Los Rios Community College District General Obligation Unlimited
5.00% due 08/01/25	200,000	225,074
Total California		11,094,519
Florida - 9.5%
Miami-Dade County School Board Certificate Of Participation
5.00% due 05/01/31	1,000,000	1,049,900
5.00% due 05/01/32	1,000,000	1,043,390
Palace Coral Gables Community Development District Special Assessment
5.63% due 05/01/42	1,000,000	1,075,960
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/30	1,000,000	1,071,880
County of Miami-Dade Florida Transit System Sales Surtax Revenue Revenue Bonds
5.00% due 07/01/31	1,000,000	1,048,010
County of Miami-Dade Florida Aviation Revenue Revenue Bonds
5.00% due 10/01/27	1,000,000	1,047,100
Total Florida		6,336,240
Illinois - 8.4%
Northern Illinois University Revenue Bonds
5.50% due 04/01/21	1,160,000	1,323,421
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,142,250
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,041,300
Chicago Park District General Obligation Limited
5.00% due 01/01/36	1,000,000	1,032,880
Chicago Board of Education General Obligation Unlimited
5.00% due 12/01/33	1,000,000	1,012,710
Total Illinois		5,552,561
Michigan - 8.0%
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,548,600
5.00% due 05/01/30	300,000	311,046
Michigan Finance Authority Revenue Bonds
5.00% due 11/01/27	1,500,000	1,576,845
Oakland University Revenue Bonds
5.00% due 03/01/32	1,000,000	1,045,760
Michigan Technological University Revenue Bonds
5.00% due 10/01/34	825,000	865,904
Total Michigan		5,348,155
Massachusetts - 7.1%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	2,000,000	2,257,700
5.50% due 07/01/31	1,000,000	1,055,610
Massachusetts Port Authority Revenue Bonds
5.00% due 07/01/30	850,000	885,666
5.00% due 07/01/32	500,000	517,970
Total Massachusetts		4,716,946
New Jersey - 6.0%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,666,785
New Jersey State Turnpike Authority Revenue Bonds
5.00% due 01/01/28	1,000,000	1,082,090
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.63% due 07/01/37	1,000,000	1,040,160

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
MUNICIPAL BONDS†† - 92.6% (continued)
New Jersey - 6.0% (continued)
Rutgers The State University of New Jersey Revenue Bonds
5.00% due 05/01/29	$200,000	$218,684
Total New Jersey		4,007,719
Pennsylvania - 6.0%
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	1,250,000	1,260,488
5.00% due 04/01/28	1,000,000	1,038,000
5.00% due 04/01/31	1,000,000	1,012,660
Monroeville Finance Authority Revenue Bonds
5.00% due 02/15/29	450,000	462,258
Pennsylvania Turnpike Commission Revenue Bonds
5.00% due 12/01/28	200,000	214,758
Total Pennsylvania		3,988,164
Washington - 4.6%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.50% due 09/01/42	1,150,000	1,115,788
5.00% due 09/01/27	1,000,000	979,060
5.25% due 09/01/32	1,000,000	975,150
Total Washington		3,069,998
Louisiana - 4.5%
Louisiana Stadium & Exposition District Revenue Bonds
5.00% due 07/01/29	1,800,000	1,907,604
5.00% due 07/01/28	1,000,000	1,067,350
Total Louisiana		2,974,954
Texas - 4.2%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,781,200
Colorado - 3.3%
University of Colorado Hospital Authority Revenue Bonds
5.00% due 11/15/27	2,000,000	2,166,880
Tennessee - 2.4%
Memphis Center City Revenue Finance Corp. Revenue Bonds
5.25% due 11/01/30	1,450,000	1,569,915
Indiana - 2.3%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/37	1,000,000	1,016,950
5.00% due 04/01/27	470,000	492,546
Total Indiana		1,509,496
New York - 1.9%
Nassau County Local Economic Assistance Corp. Revenue Bonds
5.00% due 07/01/27	1,000,000	1,017,420
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 05/01/31	200,000	219,544
Total New York		1,236,964
West Virginia - 1.6%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,075,510
Ohio - 1.6%
University of Toledo Revenue Bonds
5.00% due 06/01/30	1,010,000	1,073,054
South Carolina - 1.4%
Spartanburg County Regional Health Services District Revenue Bonds
5.00% due 04/15/32	900,000	919,863
Mississippi - 1.2%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	564,620
6.25% due 10/01/26	230,000	257,825
Total Mississippi		822,445
Wyoming - 0.8%
County of Sweetwater Wyoming Revenue Bonds
5.00% due 09/01/24	500,000	531,390
Georgia - 0.8%
City of Atlanta Georgia Department of Aviation Revenue Bonds
5.00% due 01/01/37	500,000	507,615
Kentucky - 0.3%
City of Owensboro Kentucky Electric Light & Power System Revenue Revenue Bonds
5.00% due 01/01/26	200,000	210,774
Total Municipal Bonds
(Cost $62,764,168)		61,494,362
Total Investments - 92.6%
(Cost $62,764,168)		$61,494,362
Other Assets & Liabilities, net - 7.4%		4,905,973
Total Net Assets - 100.0%		$66,400,335

††	Value determined based on Level 2 inputs — See Note 2.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
PREFERRED STOCKS† - 1.6%
Aspen Insurance Holdings Ltd.
5.95% due[1,2]	80,000	$2,040,000
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
due 11/20/16[1,3]	1,325	550,624
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	20,000	520,000
Whitehorse II Ltd.
due 06/15/17[1,3]	450,000	225,000
Total Preferred Stocks
(Cost $3,211,625)		3,335,624

	Face Amount
CORPORATE BONDS†† - 44.4%
Financials - 27.5%
General Electric Capital Corp.
7.13% due 12/15/49[1,2]	$1,920,000	2,169,599
5.25% due 06/29/49[1,2]	1,000,000	955,000
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	3,000,000	2,949,269
Deutsche Bank AG
4.30% due 05/24/28[1]	3,150,000	2,908,521
Hospitality Properties Trust
5.00% due 08/15/22	2,450,000	2,444,855
4.50% due 06/15/23	450,000	434,622
EPR Properties
5.25% due 07/15/23	2,250,000	2,185,232
5.75% due 08/15/22	680,000	688,076
Infinity Property & Casualty Corp.
5.00% due 09/19/22	2,900,000	2,872,746
Farmers Exchange Capital
7.05% due 07/15/28[3]	2,450,000	2,851,876
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	3,050,000	2,844,124
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	3,000,000	2,820,000
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	2,840,000	2,683,800
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	2,625,000	2,500,313
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	2,650,000	2,474,438
Jefferies Group LLC
5.13% due 01/20/23	1,800,000	1,786,120
6.88% due 04/15/21	550,000	604,886
Macquarie Group Ltd.
6.25% due 01/14/21[3]	1,680,000	1,785,694
7.63% due 08/13/19[3]	450,000	521,874
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	2,250,000	2,207,864
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	2,100,000	2,038,479
Bank of America Corp.
5.20% due 12/29/49[1,2]	1,950,000	1,833,000
First American Financial Corp.
4.30% due 02/01/23	1,750,000	1,683,614
Nippon Life Insurance Co.
5.00% due 10/18/42[1,3]	1,700,000	1,662,814
Prudential Financial, Inc.
5.63% due 06/15/43[1]	1,200,000	1,176,000
5.88% due 09/15/42[1]	300,000	300,750
Lexington Realty Trust
4.25% due 06/15/23[3]	1,500,000	1,437,780
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	1,000,000	972,500
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	1,000,000	915,018
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3]	883,200	874,368
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	720,000	803,827
StanCorp Financial Group, Inc.
5.00% due 08/15/22	650,000	654,307
Kennedy-Wilson, Inc.
8.75% due 04/01/19[3]	500,000	537,500
ING US, Inc.
5.65% due 05/15/53[1,3]	500,000	470,000
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	400,000	395,630
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]	368,000	388,608
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3]	210,000	284,148
Morgan Stanley
4.10% due 05/22/23	300,000	277,176
IPIC GMTN Ltd.
5.50% due 03/01/22[3]	225,000	240,188
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]	125,000	155,493
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	139,030
National Life Insurance Co.
10.50% due 09/15/39[3]	100,000	137,309
MetLife Capital Trust IV
7.88% due 12/15/37[3]	115,000	136,954
WR Berkley Corp.
5.38% due 09/15/20	125,000	135,830
Digital Realty Trust, LP
5.25% due 03/15/21	125,000	130,389
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	122,269
LCP Dakota Fund
10.00% due 08/17/15	38,400	38,400
Total Financials		58,630,290
Industrials - 4.6%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	3,179,091	3,028,084
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[3]	2,000,000	2,070,359

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 44.4% (continued)
Industrials - 4.6% (continued)
Dun & Bradstreet Corp.
4.38% due 12/01/22	$1,590,000	$1,535,950
Northwoods Capital Ltd.
1.83% due 10/22/21	1,500,000	1,355,599
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	719,363
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	477,042
International Lease Finance Corp.
7.13% due 09/01/18[3]	250,000	276,250
Embraer S.A.
5.15% due 06/15/22	200,000	200,500
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	125,000	133,750
Total Industrials		9,796,897
Materials - 3.1%
Goldcorp, Inc.
3.70% due 03/15/23	2,000,000	1,771,051
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	850,000	732,843
4.45% due 11/15/21[3]	625,000	560,884
Barrick Gold Corp.
4.10% due 05/01/23[3]	1,250,000	1,044,319
TPC Group, Inc.
8.75% due 12/15/20[3]	1,000,000	1,022,500
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	875,000	773,714
Alcoa, Inc.
5.40% due 04/15/21	530,000	515,909
5.87% due 02/23/22	100,000	97,301
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[3]	125,000	121,015
Total Materials		6,639,536
Consumer Discretionary - 3.1%
Expedia, Inc.
5.95% due 08/15/20	2,090,000	2,218,038
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[3]	1,350,000	1,248,750
QVC, Inc.
4.38% due 03/15/23[3]	800,000	746,217
5.13% due 07/02/22	150,000	151,581
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[3]	460,000	438,150
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	300,000	309,750
Laureate Education, Inc.
9.25% due 09/01/19[3]	250,000	267,500
INTCOMEX, Inc.
13.25% due 12/15/14	240,000	240,000
WMG Acquisition Corp.
11.50% due 10/01/18	180,000	206,100
Continental Airlines 2012-1 Class A Pass Through Trust
4.15% due 04/11/24	150,000	147,375
GRD Holdings III Corp.
10.75% due 06/01/19[3]	125,000	133,750
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14	130,000	132,275
International Game Technology
5.50% due 06/15/20	125,000	129,172
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	111,293	113,518
Stanadyne Corp.
10.00% due 08/15/14	60,000	55,500
Total Consumer Discretionary		6,537,676
Information Technology - 1.7%
Computer Sciences Corp.
4.45% due 09/15/22	2,250,000	2,221,752
Baidu, Inc.
3.50% due 11/28/22	800,000	714,814
VeriSign, Inc.
4.63% due 05/01/23[3]	400,000	388,000
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	126,250
iGATE Corp.
9.00% due 05/01/16	75,000	78,000
Total Information Technology		3,528,816
Energy - 1.6%
Inergy Midstream Limited Partnership / NRGM Finance Corp.
6.00% due 12/15/20[3]	600,000	578,999
Reliance Holdings USA, Inc.
5.40% due 02/14/22[3]	550,000	558,738
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[3]	500,000	501,250
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[3]	425,000	437,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[3]	350,000	336,875
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[3]	213,750	215,888
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[3]	200,000	201,000

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 44.4% (continued)
Energy - 1.6% (continued)
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	$190,000	$198,075
Bill Barrett Corp.
7.63% due 10/01/19	125,000	129,375
Equities Corp.
4.88% due 11/15/21	125,000	128,599
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	125,000	127,188
Total Energy		3,413,737
Utilities - 1.1%
Abu Dhabi National Energy Co.
3.63% due 01/12/23[3]	2,500,000	2,312,500
Industrial - 0.8%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	1,370,000	1,308,350
US Foods, Inc.
8.50% due 06/30/19	500,000	522,500
Total Industrial		1,830,850
Telecommunication Services - 0.4%
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[3]	950,000	897,750
Consumer Staples - 0.3%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	242,000	257,125
Harbinger Group, Inc.
7.88% due 07/15/19[3]	200,000	204,500
Energizer Holdings, Inc.
4.70% due 05/19/21	125,000	126,900
Total Consumer Staples		588,525
Cayman Islands - 0.1%
Government of the Cayman Islands
5.95% due 11/24/19[3]	125,000	138,750
Bahamas - 0.1%
Commonwealth of the Bahamas
6.95% due 11/20/29[3]	110,000	129,800
Total Corporate Bonds
(Cost $97,755,183)		94,445,127
ASSET BACKED SECURITIES†† - 36.2%
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,3]	2,900,000	2,673,743
2007-1A, 1.73% due 05/15/21[1,3]	1,100,000	1,048,463
Rockwall CDO II Ltd.
2007-1A, 0.82% due 08/01/24[1,3]	1,900,000	1,713,724
2007-1A, 0.52% due 08/01/24[1,3]	1,740,241	1,622,775
Rockwall CDO Ltd.
2006-1A, 0.77% due 08/01/21[1,3]	2,900,000	2,615,306
2006-1A, 0.92% due 08/01/21[1,3]	200,000	171,016
Drug Royalty II Limited Partnership 1 2012-1
2012-1, 4.28% due 01/15/25[1,3]	2,690,193	2,737,163
Citigroup Commercial Mortgage Trust 2013-375P
3.63% due 05/10/35	3,000,000	2,704,719
N-Star Real Estate CDO IX Ltd.
0.52% due 02/01/41	2,969,597	2,692,267
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.67% due 01/15/23[1,3]	1,250,000	1,255,638
2012-1A, 0.00% due 01/15/23[3]	1,000,000	990,600
Westchester CLO Ltd.
2007-1A, 0.71% due 08/01/22[1,3]	1,850,000	1,668,201
2007-1A, 0.61% due 08/01/22[1,3]	500,000	465,084
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
2005-W3, 0.53% due 11/25/35[1]	2,290,583	2,098,435
Westwood Cdo II Ltd.
2007-2A, 0.98% due 04/25/22[1,3]	2,200,000	2,028,113
Telos CLO Ltd.
2013-3A, 3.38% due 01/17/24[1,3]	2,000,000	1,964,432
CGRBS_13-VNO5
3.70% due 03/15/35	2,100,000	1,856,465
Highland Park CDO Ltd.
2006-1A, 0.60% due 11/25/51[1,3]	2,064,153	1,850,018
Newstar Trust
2012-2A, 4.56% due 01/20/23[1,3]	1,000,000	999,840
2012-2A, 3.56% due 01/20/23[1,3]	750,000	749,895
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.47% due 07/09/17	1,768,000	1,668,939
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.47% due 11/25/52[1,3]	1,727,214	1,594,115
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3]	1,850,000	1,532,263
Battalion CLO II Ltd.
2012-2A, 4.28% due 11/15/19[1,3]	1,000,000	1,000,140
2012-2A, 3.03% due 11/15/19[1,3]	500,000	499,955

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.2% (continued)
MCF CLO LLC
3.95% due 06/02/13	$1,500,000	$1,499,610
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,457,399	1,450,112
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.28% due 12/20/18[1,3]	1,036,000	954,206
2006-1A, 0.88% due 12/20/18[1,3]	250,000	239,720
Newcastle CDO Ltd.
0.45% due 05/25/52	1,210,973	1,176,206
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.45% due 04/25/36[1]	1,400,000	1,165,744
T2 Income Fund CLO Ltd.
2007-1A, 1.78% due 07/15/19[1,3]	1,250,000	1,156,951
Marathon Clo II Ltd.
2005-2A, 2.07% due 12/20/19[1,3]	1,000,000	960,690
2005-2A, 0.00% due 12/20/19[3]	250,000	165,695
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,3]	1,400,000	1,072,862
KKR Financial CLO 2007-A Corp.
2007-AA, 2.93% due 10/15/17[1,3]	1,000,000	1,026,810
Churchill Financial Cayman Ltd.
2007-1A, 2.88% due 07/10/19[1,3]	1,000,000	999,810
Telos Clo 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[1,3]	1,100,000	977,649
CCR, Inc.
2012-CA, 4.75% due 08/10/22[3]	950,000	974,339
ACA CLO 2007-1 Ltd.
2007-1A, 1.23% due 06/15/22[1,3]	1,075,000	970,174
Liberty CLO Ltd.
2005-1A, 0.65% due 11/01/17[1,3]	500,000	481,685
2005-1A, 0.77% due 11/01/17[1,3]	500,000	464,113
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[1,3]	500,000	463,830
2005-1A, 1.17% due 11/01/17[1,3]	500,000	450,684
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3]	1,000,000	910,210
Aberdeen Loan Funding Ltd.
2008-1A, 1.92% due 11/01/18[1,3]	880,000	837,566
Acis CLO 2013-1 Ltd.
2013-1A, 3.28% due 04/18/24[1,3]	800,000	792,728
Salus CLO 2012-1 Ltd.
2013-1A, 5.77% due 03/05/21[1,3]	750,000	752,828
Central Park CLO Ltd.
2011-1A, 3.48% due 07/23/22[1,3]	750,000	740,640
Knightsbridge CLO
2007-1A, 3.03% due 01/11/22[1,3]	500,000	485,160
2007-1A, 5.28% due 01/11/22[1,3]	250,000	249,935
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3]	750,000	707,933
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[1,3]	783,494	685,557
GSAA Home Equity Trust 2007-7
2007-7, 0.46% due 07/25/37[1]	819,837	676,674
New Century Home Equity Loan Trust Series 2005-1
2005-1, 0.67% due 03/25/35[1]	800,000	676,081
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[1,3]	750,000	665,795
Aerco Ltd.
2000-2A, 0.65% due 07/15/25[1]	875,467	656,600
Genesis Funding Ltd.
2006-1A, 0.43% due 12/19/32[1,3]	640,151	577,608
Emporia Preferred Funding
1.23% due 10/18/18	650,000	575,118
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.78% due 01/15/22[1,3]	250,000	258,318
2011-3A, 6.28% due 01/15/22[1,3]	250,000	253,855
Cerberus Offshore Levered I, LP
2012-1A, 6.28% due 11/30/18[1,3]	250,000	252,340
2012-1A, 5.03% due 11/30/18[1,3]	250,000	250,808
GoldenTree Credit Opportunities 2012-1 Financing Ltd.
2012-1A, 4.27% due 09/15/24[1,3]	500,000	503,140
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	500,000	493,813
GSC Capital Corporation Loan Funding CLO Ltd.
2006-1A, 0.77% due 02/18/20[1,3]	500,000	483,592
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/22[1,3]	500,000	471,230

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 36.2% (continued)
TCW Global Project Fund III Ltd.
2005-1A, 0.93% due 09/01/17[1,3]	$500,000	$469,765
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,3]	500,000	469,690
ICE EM CLO
2007-1A, 1.06% due 08/15/22[1,3]	500,000	466,980
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[1,3]	500,000	461,845
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.97% due 04/29/19[1,3]	500,000	456,516
Northwind Holdings LLC
2007-1A, 1.05% due 12/01/37[1,3]	505,250	454,725
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.22% due 12/20/20[1,3]	500,000	450,832
Copper River CLO Ltd.
2007-1A, 1.08% due 01/20/21[1,3]	500,000	428,125
Airplanes Pass Through Trust
2001-1A, 0.74% due 03/15/19[1]	805,802	402,901
OFSI Fund Ltd.
2006-1A, 1.12% due 09/20/19[1,3]	370,000	329,717
MKP CBO I Ltd.
2004-3A, 0.93% due 05/08/39[1,3]	255,916	251,565
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.27% due 05/25/20[1,3]	250,000	244,810
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[1,3]	250,000	220,195
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[3]	250,000	217,825
ACS 2006-1 Pass Through Trust
2006-1A, 0.46% due 06/20/31[1,3]	225,737	204,292
Drug Royalty Limited Partnership 1
2012-1, 5.53% due 07/15/24[1,3]	196,282	201,412
Structured Asset Receivables Trust Series 2005-1
2005-1A, 0.78% due 01/21/15[1,3]	217,982	196,184
Fannie Mae[4]
2013-54, 3.00% due 06/25/43	200,000	192,625
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,3]	165,285	161,270
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.54% due 03/30/22[1,3]	140,684	137,167
Raspro Trust
2005-1A, 0.67% due 03/23/24[1,3]	141,640	128,892
First Frankin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.53% due 01/25/36[1]	150,000	126,283
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3]	111,956	109,157
Castle Trust
2003-1AW, 0.94% due 05/15/27[1,3]	111,379	102,469
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	500,000	100,000
South Coast Funding V
2004-5A, 0.63% due 08/06/39[1,3]	90,552	88,741
Total Asset Backed Securities
(Cost $75,244,861)		76,883,711
SENIOR FLOATING RATE INTERESTS†† - 12.8%
Consumer Discretionary - 3.3%
Centaur LLC
5.25% due 02/20/19	1,050,000	1,044,751
Travelport Holdings Ltd.
6.25% due 06/21/19	1,000,000	987,500
5.53% due 08/23/15	12,737	12,676
5.03% due 08/23/15	7,263	7,228
Party City Holdings, Inc.
4.25% due 07/27/19	745,255	738,890
Endurance International Group, Inc.
6.25% due 11/09/19	648,375	650,806
Serta Simmons Holdings LLC
5.00% due 10/01/19	646,750	646,103
6.00% due 10/01/19	1,625	1,623
Fleetpride Corp.
5.25% due 11/19/19	548,625	532,166
9.25% due 05/15/20	100,000	94,750
BJ's Wholesale Club, Inc.
4.25% due 09/26/19	597,253	594,082
Equinox Fitness
4.50% due 01/31/20	400,000	399,000
Smart & Final Stores LLC
5.75% due 11/15/19	299,250	296,557
Patheon, Inc.
7.25% due 12/14/18	288,000	289,440
Emerald Expositions
5.50% due 06/12/20	275,000	273,625
Osmose Holdings, Inc.
4.75% due 11/26/18	150,000	149,562

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 12.8% (continued)
Consumer Discretionary - 3.3% (continued)
Regent Seven Seas Cruises, Inc.
4.75% due 12/21/18	$148,125	$148,680
IntraWest Holdings S.à r.l.
7.00% due 12/04/17	99,750	100,416
Cannery Casino Resorts LLC
6.00% due 10/02/18	69,000	68,690
RGIS Services LLC
4.53% due 10/18/16	44,060	43,812
Container Store
5.50% due 04/06/19	39,699	39,675
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	9,896	9,945
Total Consumer Discretionary		7,129,977
Information Technology - 2.3%
Associated Partners, Inc.
6.69% due 12/21/15	1,000,000	999,999
SumTotal Systems
6.25% due 11/16/18	696,500	698,242
7.25% due 11/16/18	1,750	1,754
Riverbed Technologies, Inc.
4.00% due 12/18/19	689,524	690,386
Applied Systems, Inc.
4.25% due 12/08/16	600,000	601,128
First Data Corp.
4.19% due 09/24/18	500,000	486,875
4.19% due 03/23/18	20,000	19,475
SRS Distribution, Inc.
4.75% due 08/28/19	350,000	346,500
Verint Systems, Inc.
4.00% due 09/06/19	199,500	199,334
MModal
7.50% due 08/16/19	205,179	199,153
Deltek Systems, Inc
5.70% due 10/10/18	200,000	199,084
Ceridian Corp.
5.94% due 05/09/17	169,628	169,892
Sungard Data Systems, Inc
4.00% due 03/07/20	100,000	99,825
IPC Systems, Inc.
7.75% due 07/31/17	60,000	57,300
Sophos
6.50% due 05/10/19	39,700	39,552
Aspect Software, Inc.
7.00% due 05/07/16	17,624	17,595
Total Information Technology		4,826,094
Telecommunication Services - 2.1%
Cablevision Systems
2.70% due 04/15/20	2,500,000	2,468,751
Avaya, Inc.
4.77% due 10/26/17	1,245,867	1,089,286
Light Tower Fiber LLC
4.50% due 04/13/20	400,000	396,752
Asurion Corp.
4.50% due 05/24/19	279,300	276,437
Charter Communications Operating
due 04/10/20[5]	200,000	197,344
Total Telecommunication Services		4,428,570
Health Care - 1.3%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	2,200,000	2,199,318
One Call Medical, Inc.
5.50% due 08/19/19	417,900	417,900
PRA International
6.50% due 12/10/17	149,696	150,632
Total Health Care		2,767,850
Financials - 1.3%
Nuveen Investments, Inc.
4.20% due 05/13/17	750,000	743,205
CNO Financial Group, Inc.
3.75% due 09/28/18	669,036	664,440
National Financial Partners
due 06/19/20[5]	400,000	397,168
American Stock Transfer & Trust
due 06/11/20[5]	250,000	247,188
Confie Seguros
6.50% due 11/09/18	197,426	196,439
Cooper Gay Swett & Crawford
5.00% due 04/16/20	150,000	149,250
Level 3 Financing, Inc.
5.25% due 08/01/19	140,000	140,000
Excelitas Technologies Corp.
5.00% due 11/29/16	138,515	138,515
iStar Financial, Inc.
7.00% due 03/19/17	40,000	41,866
Total Financials		2,718,071
Industrials - 1.3%
AABS Ltd.
4.88% due 01/12/38	486,979	494,892
Advanced Disposal Services, Inc.
4.25% due 10/05/19	448,875	446,967
Sabre, Inc.
5.25% due 02/19/19	377,382	379,345
Realogy Corp.
4.50% due 03/05/20	250,000	250,063
CPG International I, Inc.
5.75% due 09/21/19	248,750	248,999
CPM Acquisition Corp.
6.25% due 08/29/17	179,100	178,652
10.25% due 03/01/18	70,000	70,175
Laureate Education, Inc.
5.25% due 06/15/18	218,331	216,558
Ranpak
4.50% due 04/25/19	150,000	149,625
Capital Automotive LP
6.00% due 04/18/20	100,000	100,500
Thermasys Corp.
5.25% due 05/03/19	100,000	99,700

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 12.8% (continued)
Industrials - 1.3% (continued)
Navistar, Inc.
5.75% due 08/17/17	$62,500	$62,500
Total Industrials		2,697,976
Consumer Staples - 0.6%
Acosta, Inc.
5.00% due 03/02/18	500,000	502,289
Grocery Outlet, Inc.
5.50% due 12/17/18	299,250	298,502
CTI Foods Holding Co. LLC
due 06/12/20[5]	300,000	297,750
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	151,200	151,515
Total Consumer Staples		1,250,056
Energy - 0.4%
Sheridan Production Partners
5.00% due 09/25/19	460,817	457,743
5.00% due 10/01/19	32,933	32,713
P2 Energy
6.00% due 11/20/18	348,250	349,992
Total Energy		840,448
Materials - 0.2%
Reynolds Group Holdings
4.75% due 09/20/18	497,500	498,226
Total Senior Floating Rate Interests
(Cost $27,161,029)		27,157,268
COLLATERALIZED MORTGAGE OBLIGATION†† - 3.9%
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.42% due 12/15/20[1,3]	1,314,417	1,238,856
2006-FL12,0.48% due 12/15/20[1,3]	920,197	862,697
2006-FL12,0.53% due 12/15/20[1,3]	657,284	614,569
Sequoia Mortgage Trust
2.50% due 06/25/43[1]	1,995,861	1,857,097
BB-UBS Trust 2012-SHOW
2012-SHOW,4.16% due 11/05/36[1,3]	1,500,000	1,310,446
VNO 2012-6AVE Mortgage Trust
2012-6AVE,3.45% due 11/15/30[1,3]	1,000,000	865,179
T2 Income Fund CLO Ltd.
2007-1X,1.78% due 07/15/19[1]	925,000	856,144
WaMu Mortgage Pass Through Certificates
2006-AR11,1.09% due 09/25/46[1]	804,308	554,742
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[3]	200,000	206,922
Total Collateralized Mortgage Obligation
(Cost $8,677,368)		8,366,652
MORTGAGE BACKED SECURITIES†† - 2.0%
Fannie Mae[4]
2013-28,3.00% due 04/25/43	1,463,490	1,308,842
2013-34,3.00% due 04/25/43	755,986	685,564
2013-17,2.50% due 03/25/43	609,609	584,306
Freddie Mac[4]
2013-4184,3.00% due 03/15/43	886,541	794,442
2013-4180,3.00% due 03/15/43	748,431	658,617
2013-4204,3.00% due 06/01/43	300,000	274,500
Total Mortgage Backed Securities
(Cost $4,625,453)		4,306,271
Total Investments - 100.9%
(Cost $216,675,519)		$214,494,653
Other Assets & Liabilities, net - (0.9)%		(1,897,355)
Total Net Assets - 100.0%		$212,597,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $101,048,770 (cost $100,124,056), or 47.5% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Security with no rate was unsettled at June 30, 2013.

plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, informationas to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

B. Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2013.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

C. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Floating Rate Strategies Fund	$2,448,000	$–	$749,918,811	$–	$–	$752,366,811
High Yield Fund	1,095,521	–	81,299,663	–	697,669	83,092,853
Investment Grade Bond Fund	6,020,786	–	100,094,694	–	2,155,474	108,270,954
Macro Opportunities Fund	20,096,734	3,763,080	1,012,714,824	283,581	–	1,036,858,219
Municipal Income Fund	–	–	61,494,362	–	–	61,494,362
Total Return Bond Fund	3,335,624	–	211,159,029	–	–	214,494,653
Liabilities
Macro Opportunities Fund	$–	$333,900	$–	$–	$–	$333,900

* Other financial instruments may include options and/or swaps, which are reported as unrealized gain/loss at period end.

Financial assets and liabilities categorized as Level 2 consist primarily of debt securities indexed to publicly-listed securities and fixed income and other investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Funds and others are willing to pay for an asset. Ask prices represent the lowest price that the Funds and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing services, fair value may not always be a predetermined point in the bid-ask range. The Funds’ policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Funds’ best estimate of fair value. For debt securities indexed to publicly listed securities, such as convertible debt, the securities are typically valued using standard convertible security pricing models. The key inputs into these models that require some amount of judgment are the credit spreads utilized and the volatility assumed. To the extent the company being valued has other outstanding debt securities that are publicly-traded, the implied credit spread and the company’s other outstanding debt securities would be utilized in the valuation. To the extent the company being valued does not have other outstanding debt securities that are publicly-traded, the credit spread will be estimated based on the implied credit spreads observed in comparable publicly-traded debt securities. In certain cases, an additional spread will be added to reflect an illiquidity discount due to the fact that the security being valued is not publicly traded. The volatility assumption is based upon the historically observed volatility of the underlying equity security into which the convertible debt security is convertible and/or the volatility implied by the prices of options on the underlying equity security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of June 30, 2013, Investment Grade Bond Fund had a security with a total value of $525 transfer from Level 3 to Level 1 as a result of a change in the valuation of the fund.

LEVEL 3 - Fair value measurement using significant unobservable inputs

High Yield Fund	Total
Assets:
Beginning Balance	$721,107
Total realized gains or losses included in earnings	(497,535)
Total change in unrealized gains or losses included in earnings	495,034
Sales	(20,937)
Ending Balance	$697,669

Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$560,154
Total realized gains or losses included in earnings	11,925
Total change in unrealized gains or losses included in earnings	1,606,032
Sales	(22,112)
Transfers out of Level 3	(525)
Ending Balance	$2,155,474

3. Options Written

Transactions in options written during the period ended June 30, 2013 were as follows:

Written Call Options
	Macro Opportunities Fund
	Number of contracts	Premiun amount
Balance at September 30, 2012	1,533	$149,207
Options Written	15,223	6,541,040
Options terminated in closing purchase transactions	(15,730)	(6,399,250)
Options expired	–	–
Options exercised	(672)	(65,163)
Balance at June 30, 2013	354	$225,834

Written Put Options

	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2012	5,340	$622,164
Options Written	7,302	2,257,382
Options terminated in closing purchase transactions	(10,654)	(2,503,524)
Options expired	(1,807)	(195,394)
Options exercised	–	–
Balance at June 30, 2013	181	$180,628

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Derivative Investments Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund use derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Swaps
Macro Opportunities Series	Index Exposure

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Income Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	August 26, 2013

* Print the name and title of each signing officer under his or her signature.